    As filed with the Securities and Exchange Commission on February 15, 2002
                                               Securities Act File No. 333-12075

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.
                 Post-Effective Amendment No. __

                              KOBREN INSIGHT FUNDS
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 535-0525
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

       20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181
--------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Name and Address of Agent for Service:                Copies to:

Gail A. Hanson, Esq.                                  Michelle H. Rhee, Esq.
Kobren Insight Funds                                  Hale and Dorr LLP
101 Federal Street, 6th Floor                         60 State Street
Boston, MA 02110                                      Boston, MA 02109

Title of Securities Being Registered:
Shares of beneficial interest, par value $.001 per share

     No filing fee is due because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-12075, 811-07813).

     Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on March 18, 2002.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant files a further amendment that specifically states that this Registration Statement will thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, as amended, may determine.

                      PROSPECTUS DATED [MARCH 18], 2002 OF
                               KOBREN GROWTH FUND
                       (A SERIES OF KOBREN INSIGHT FUNDS)

         This prospectus contains the information about the proposed reorganization of your fund, Kobren Moderate Growth Fund, into Kobren Growth Fund. Please read it carefully and retain it for future reference. THIS PROSPECTUS IS FOR INFORMATION PURPOSES ONLY AND DOES NOT REQUIRE ANY ACTION ON YOUR PART. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

HOW THE REORGANIZATION WILL WORK

    o Your fund will transfer all of its assets to Kobren Growth Fund. Kobren Growth Fund will assume your fund's liabilities.

    o Kobren Growth Fund will issue shares to your fund with an aggregate value equal to the aggregate value of your fund's shares outstanding on the reorganization date. Your fund will distribute these shares to its shareholders in proportion to their holdings on the reorganization date.

    o The reorganization will be tax-free. It will not result in income, gain or loss for federal income tax purposes.

    o Your fund will be liquidated and you will end up as a shareholder of Kobren Growth Fund.


-------------------------------------------------------------------------------
INVESTMENT GOALS
-------------------------------------------------------------------------------
YOUR FUND - KOBREN MODERATE GROWTH FUND          KOBREN GROWTH FUND
-------------------------------------------------------------------------------
Long-term growth of capital                  Long term growth of capital
without regard to income. A                  without regard to income. A
volatility level over a full                 volatility level over a full
market cycle approximately 20%               market cycle approximating that
below that of the S&P 500 Index.             of the S&P 500 Index.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
WHERE TO GET MORE INFORMATION
Prospectus of your fund and                   In the same envelope as this
Kobren Growth Fund, dated May 1,              prospectus. Incorporated by
2001.                                         reference into this prospectus.
------------------------------------------
Latest annual report to
shareholders for your fund and
Kobren Growth Fund.
-------------------------------------------------------------------------------
A statement of additional                     Call our toll-free telephone
information, dated [March 18],                number: 1-800-4KOBREN
2002. It contains additional                  (1-800-456-2736) E-mail:
information about your fund and               kifcon@kobren.com
Kobren Growth Fund.
------------------------------------------
To ask questions about this
prospectus and the
reorganization.
-------------------------------------------------------------------------------

               The address of your fund and Kobren Growth Fund is:
    20 William Street, Suite 310, P.O. Box 9150, Wellesley Hills, MA 02481.

Additional information about Kobren Growth Fund, including Kobren Growth Fund's latest annual report and the Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available without charge upon request. It may be obtained by calling 1-800-4KOBREN or by writing the Trust at the address above.

An investment in Kobren Growth Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES AGENCY HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIME.

                                TABLE OF CONTENTS

                                                                        Page

SUMMARY...................................................................1

FEES AND EXPENSES.........................................................6

THE REORGANIZATION........................................................7

CAPITALIZATION............................................................9

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES.......................10

BOARD'S EVALUATION.......................................................11

OWNERSHIP OF SHARES OF THE FUNDS.........................................12

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS........................12

AVAILABLE INFORMATION....................................................12



EXHIBITS

A Agreement and Plan of Reorganization between Kobren Moderate Growth Fund and Kobren Growth Fund (attached to this document)

B Combined prospectus, dated May 1, 2001 of Kobren Moderate Growth Fund and Kobren Growth Fund

C Combined annual report, dated December 31, 2001 of Kobren Moderate Growth Fund and Kobren Growth Fund

                                     SUMMARY

         The following is a summary of more complete information appearing later in this prospectus. You should read the entire prospectus, Exhibit A and the enclosed documents carefully because they contain details that are not in the summary. THIS PROSPECTUS AND THE OTHER DOCUMENTS ARE FOR INFORMATION PURPOSES ONLY AND DO NOT REQUIRE ANY ACTION ON YOUR PART.

COMPARISON OF KOBREN MODERATE GROWTH FUND TO KOBREN GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------
                                         KOBREN MODERATE GROWTH                              KOBREN GROWTH
----------------------------------------------------------------------------------------------------------------------------
BUSINESS                     Each fund is a diversified series of Kobren Insight
                             Funds, a Massachusetts business trust. The trust is
                             an open-end management investment company.
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AS OF                           $ ________________                              $ ________________
FEBRUARY 28, 2002
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER           The funds' investment adviser is Kobren Insight Management, Inc. ("KIM").  Eric M. Kobren is
AND PORTFOLIO MANAGER        the portfolio manager for each fund.  Mr. Kobren has been the president of KIM and the funds'
                             distributor since their inception in 1987 and of Mutual Fund Investors Association, Inc.
                             since its inception in 1985.  Mr. Kobren has been in the investment business since 1976.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GOALS             Long-term growth of capital without regard to   Long-term growth of capital without regard to
                             income.  A volatility level over a full         income.  A volatility level over a full
                             market cycle approximately 20% below that of    market cycle approximating that of the S&P
                             the S&P 500 Index.                              500 Index.
----------------------------------------------------------------------------------------------------------------------------
                             o   Volatility means price changeability. A full market cycle is the market's peak to its trough.

                             o   The funds' board of trustees may change each fund's investment goals without obtaining the approval of the fund's shareholders.
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS        At least 65% of assets in open-end and closed-end, growth and growth and income funds.  These may include both U.S. and international funds.

                             Up to 35% of assets in fixed income funds and direct investments in stocks, bonds and other permitted investments.
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         1.       ASSET ALLOCATION--KIM begins with a fundamental analysis of the economy and
STRATEGY                     investment markets in the U.S. and foreign countries.  In deciding what percentage of a fund's assets should be allocated to U.S. stocks, foreign stocks, U.S. bonds and cash equivalents, KIM focuses on:

                             |X| A fund's risk tolerance and its target volatility relative to the S&P 500 Index

                             |X| Economic factors such as inflation, employment and interest rates

                             |X| The outlook for corporate earnings

                             |X| Current stock valuations (e.g., price to earnings and price to book ratios)

                             |X| Supply and demand for various asset classes
----------------------------------------------------------------------------------------------------------------------------
                             2.       INVESTMENT STYLES--Next KIM determines the percentage of fund assets to allocate to each of the following six global equity styles:
                             |X| U.S. Growth--Large Cap                      |X| U.S. Value--Large Cap
                             |X| U.S. Growth--Small Cap                      |X| U.S. Value--Small Cap
                             |X| Diversified International Equity            |X| Specialized International Equity
---------------------------- ----------------------------------------------- -----------------------------------------------
                             In allocating among styles, KIM first reviews the broad-based economic factors that will influence the earnings prospects for each style. Then, to determine each style's relative attractiveness, KIM compares the resulting earnings outlook for each style with the style's current valuation in relation to historical norms and other styles.
----------------------------------------------------------------------------------------------------------------------------
                             3. SELECTING FUNDS--KIM looks for funds appearing to offer the highest risk-adjusted return potential for the style relative to each fund's target volatility. KIM applies its internally developed screening process to virtually all publicly available mutual funds--a risk-adjusted return analysis and the evaluation of each fund against its peers. Based on interviews with and other information from fund portfolio managers, KIM evaluates each portfolio fund's asset allocation, sector weightings, individual holdings and risk characteristics.
----------------------------------------------------------------------------------------------------------------------------
Industry allocation          The funds' strategies are designed to identify and avoid industries that appear overvalued.
process                      KIM compares stock valuations for companies in a particular industry to current and historical valuations for industries represented in the S&P 500 Index. When stock valuations in a particular industry are outside their normal range, that industry may be underweighted or overweighted in a fund's portfolio.
----------------------------------------------------------------------------------------------------------------------------
Investing in underlying      Both funds invest primarily in other mutual funds, including those whose investment objectives
funds                        do not match those of the funds. KIM believes that, by investing in a combination of underlying funds with a broad range of goals and offsetting risk characteristics, each fund can achieve a higher composite rate of return while meeting its volatility targets.

                             Underlying funds may engage in all types of investment practices, even those in which the
                             Kobren Insight funds do not engage directly. The funds will bear all the risks associated with the underlying funds' investments.

                             Due to KIM's size and buying power, the funds can invest at net asset value in underlying funds that would otherwise be sold with a front-end sale charge. Neither Fund will buy an underlying fund shares if the fund would have to pay a front-end sales charge on the purchase.
                             However, the funds may buy underlying fund shares that are subject to a deferred sales charge, redemption fee or 12b-1 fee.
----------------------------------------------------------------------------------------------------------------------------
Equity investments           The funds and the underlying funds in their portfolios may invest in equity securities of U.S.
                             and foreign companies. These securities include exchange-traded and over-the-counter (OTC)
                             common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.
----------------------------------------------------------------------------------------------------------------------------
Fixed income investments     The funds and the underlying funds in their portfolios may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities (such as the World Bank) and U.S.
                             and foreign companies.

                             The funds' investments in fixed income securities may be of any credit quality and may have all types of interest rate payment and reset terms. They may include mortgage-backed, asset-backed and derivative securities as well as junk bonds. Junk bonds involve more credit risk and interest-rate risk than investment grade bonds.
----------------------------------------------------------------------------------------------------------------------------
Defensive investing           Each fund (and each underlying fund in its portfolio) may depart from its principal investment strategies by taking temporary defensive positions in short-term debt securities in response to adverse market, economic or political conditions for up to 100% of the portfolio. A fund could give up potential gains and minimize losses while defensively invested.
----------------------------------------------------------------------------------------------------------------------------
Derivative contracts         The funds and the underlying funds in their portfolios may, but are not required to, use derivative contracts for any of the following purposes:

                             o To hedge against adverse changes in the market value of securities held by or to be bought for a fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

                             o As a substitute for purchasing or selling securities or foreign currencies.

                             o To shorten or lengthen the effective maturity or duration of a fund's fixed income portfolio.

                             o In non-hedging situations, to attempt to profit from anticipated market developments.

                             A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.
                             Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                    You could lose money on your investment in either fund or a fund could perform less well than
INVESTMENT RISKS             other possible investments if any of the following occurs:

                             o The U.S. or a foreign stock market goes down.

                             o Interest rates go up, which will make bond prices and the value of the fund's investments in fixed income funds and securities go down.

                             o An adverse event, such as an unfavorable earnings report or credit downgrade, depresses the value of a particular issuer's stocks or bonds that are held by the fund or an underlying fund.

                             o The adviser's judgments about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, industries, underlying funds or other issuers prove to be wrong.
----------------------------------------------------------------------------------------------------------------------------
Special risks of investing   The funds' practice of investing primarily in other mutual funds presents special risks.
in other mutual funds
                             o You will bear, not just your proportionate share of the funds' operating expenses, but also, indirectly, the operating expenses of the underlying funds.

                             o One underlying fund may be buying the same securities that another underlying fund is selling. You would indirectly bear the costs of these transactions without accomplishing any investment purpose.

                             o You may receive higher taxable capital gains distributions than if you invested directly in the underlying funds.

                             o Because of regulatory restrictions, a fund's ability to invest in an attractive underlying fund may be limited to the extent that the underlying fund's shares are already held by the other Kobren Insight funds, KIM or their affiliates.
----------------------------------------------------------------------------------------------------------------------------
Foreign country and          Prices of a fund's investments in foreign securities may go down because of unfavorable
currency risks               foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S.
                             dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
----------------------------------------------------------------------------------------------------------------------------
Credit risk

                             An issuer of a debt security or OTC derivative contract could default on its obligation to pay principal and interest, or a rating organization could downgrade the credit rating of the issuer. Junk bonds involve more credit risk than higher quality debt securities.
----------------------------------------------------------------------------------------------------------------------------
Prepayment or call risk     The issuer of a debt security may exercise its right when interest rates are falling to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.
                             Prepayments will also depress the value of interest-only securities. Corporate bonds, mortgage-backed securities and asset-backed securities are especially susceptible to prepayment risk.
----------------------------------------------------------------------------------------------------------------------------
Extension risk              The issuer of a debt security may exercise its right when interest rates are rising to extend the time for paying principal. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. Mortgage-backed securities and asset-backed securities are especially susceptible to extension risk.
----------------------------------------------------------------------------------------------------------------------------
Leverage risk               Because of borrowing or investments in derivative contracts or leveraged derivative securities, a fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor asset allocation or investment decisions.
----------------------------------------------------------------------------------------------------------------------------
Correlation risk            Changes in the value of a fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.
----------------------------------------------------------------------------------------------------------------------------
Liquidity and valuation      Securities that were liquid when purchased by a fund may become temporarily illiquid and hard
risks                        to value, especially in declining markets.

                             Also, an underlying fund's obligation to redeem shares held by a Kobren Insight fund is limited to 1% of the underlying fund's outstanding shares per 30-day period. Because the
                             Kobren Insight funds and their affiliates may together acquire up to 3% of an underlying fund's shares, it may take up to 90 days for the funds to completely dispose of their underlying fund shares.
----------------------------------------------------------------------------------------------------------------------------
Impact of high portfolio     Each fund or any underlying fund in its portfolio may engage in active and frequent trading
turnover                     to achieve its principal investment strategies.  As a result, a fund may realize and distribute to shareholders higher capital gains, which would increase their tax liability.
                             Frequent trading also increases transaction costs, which could detract from a fund's performance. Each fund anticipates that its annual turnover will be less than 100%.
----------------------------------------------------------------------------------------------------------------------------

         You should note the similarities and differences between the investment objectives and policies of your fund and Kobren Growth Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Kobren Growth Fund is commensurate with the amount and character of investment risk involved in the authorized investments of your fund. The investment policies and risks of the two funds are similar but not identical. In that regard, you should note that Kobren Growth Fund invests in a portfolio that in the aggregate seeks a higher rate of return and has a higher level of volatility than your fund. The corollary to this is that Kobren Growth Fund has a higher level of risk. KIM does not believe that any significant portion of your fund's assets would be sold as a condition to or as a result of the reorganization.


                          EACH FUND'S PAST PERFORMANCE

         The bar chart and table indicate the risks of investing in each fund by showing how the funds have performed in the past. Each fund's performance varies from year to year. A fund's past performance does not necessarily indicate how it will perform in the future. As a shareholder, you may lose or make money on your investment.

         The chart shows the performance of each fund's shares for each full calendar year since your fund's inception on December 24, 1996 and Kobren Growth Fund's inception on December 16, 1996.

         [Insert chart:  Data points]

--------------------------------------------------------------------------------
                           1997       1998        1999       2000        2001
--------------------------------------------------------------------------------
Kobren Moderate Growth     23.25%     3.44%      16.06%     (1.29)%     (9.01)%
--------------------------------------------------------------------------------
Kobren Growth              15.03%     11.45%     29.7%      (9.75)%     (7.28)%
--------------------------------------------------------------------------------

         Your fund's highest calendar quarterly return was 13.11% in 4th quarter 1999; Kobren Growth Fund's highest calendar quarterly return was 20.48% in 4th quarter, 1999
         Your fund's lowest calendar quarterly return was (13.08)% in 3rd quarter 1998; Kobren Growth Fund's lowest calendar quarterly return was (15.33)% in 3rd quarter, 2001

Comparative Performance

         The table shows the average annual total before and after-tax returns of each fund over time and compares these returns to the returns of the S&P 500 Index, a widely recognized measure of the performance of 500 commonly held stocks. Unlike either fund, the index is not managed and does not incur expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

         The table assumes (1) that you sell your shares at the end of the period and (2) you reinvest all of your dividends and distributions.

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (for periods ended December 31, 2001)
------------------------------------------------------------------------------------------------------------
                                                            1 YEAR      5 YEARS       SINCE      INCEPTION
                                                                                    INCEPTION      DATE
------------------------------------------------------------------------------------------------------------
KOBREN GROWTH FUND            return before taxes         (7.28)%      6.83%       7.28%        12/16/96
                              -----------------------------------------------------------------
                              return after taxes on       (7.36)%      5.71%       6.16%
                              distributions
                              -----------------------------------------------------------------
                              return after taxes on       (4.35)%      5.46%       5.83%
                              distributions and sale of
                              fund shares
----------------------------- --------------------------- ------------ ----------- ------------ ------------
KOBREN MODERATE GROWTH FUND   return before taxes         (9.01)%      5.85%       5.96%        12/24/96
                              -----------------------------------------------------------------
                              return after taxes on       (9.48)%      4.37%       4.47%
                              distributions
                              -----------------------------------------------------------------
                              return after taxes on       (5.35)%      4.41%       4.50%
                              distributions and sale of
                              fund shares
------------------------------------------------------------------------------------------------------------
S&P 500 INDEX                                             (11.88)%     10.70%      11.41%*      N/A
  (reflects no deduction for [fees, expenses, or taxes]
                                                                                   10.54%**
------------------------------------------------------------------------------------------------------------

* Return of index since 12/16/96.

** Return of index since 12/24/96.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a fund. The table also shows pro forma expenses of Kobren Growth Fund as if the reorganization had occurred on December 31, 2001. The fees and expenses shown in the table are in addition to those paid by the underlying funds in which a fund may invest.

------------------------------------------------------------------------------------------------------------
                                                                       KOBREN
FOR YEAR ENDED 12/31/01                                KOBREN         MODERATE           PRO FORMA
                                                       GROWTH          GROWTH           KOBREN GROWTH
------------------------------------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases        None            None                 None
------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                    None            None                 None
------------------------------------------------------------------------------------------------------------
Redemption fee                                          None            None                 None
------------------------------------------------------------------------------------------------------------
Exchange fee                                            None            None                 None
------------------------------------------------------------------------------------------------------------
Annual fund operating expenses before expense limitation(1)
(expenses that are deducted from fund assets)
Management fees                                        0.75%           0.75%                0.75%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and/or service fees                None            None                 None
------------------------------------------------------------------------------------------------------------
Other expenses                                         0.33%           0.54%                0.28%
------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                   1.08%           1.29%                1.03%(2)
-----------------------------------------------------------------------------------------------------------
(1) Each fund has an expense limitation which continues until January 1, 2003, but is voluntary and may be revoked at any time. Under this expense limitation, the maximum expenses other than management fees for the funds, is 0.25%. In addition, payments made by an underlying fund or its adviser will serve to reduce the total operating expenses of the funds. For the year ended December
31, 2001, pro forma and actual expense reductions and total annual fund operating expenses would have been or were:
-----------------------------------------------------------------------------------------------------------
Expense reductions and limitations                    (0.12)%         (0.32)%              (0.07)%
Total annual fund operating expenses                   0.96%           0.97%                0.96%
-----------------------------------------------------------------------------------------------------------
(2) Because the above expense information is calculated as if the reorganization occurred on December 31, 2001, the actual expense limit may be higher or lower than shown on the actual date of reorganization.

                           The example for each fund assumes that:

This example is intended
to help you compare the          o You invest $10,000 in the fund for the time periods indicated;
cost of investing in             o Your investment has a 5% return each year;
each fund with the cost          o The fund's operating expenses remain the same; and
of investing in other            o You redeem your investment at the end of each period.
mutual funds.



Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                                                                 Pro Forma
              Kobren Growth       Kobren Moderate Growth       Kobren Growth
              -------------       ----------------------       -------------
1 year             $110                    $131                    $105
3 years            $343                    $409                    $328
5 years            $595                    $708                    $569
10 years          $1,317                  $1,556                  $1,259
--------------------------------------------------------------------------------

                               THE REORGANIZATION

TERMS OF THE REORGANIZATION

     At a meeting of the board of trustees on February 11, 2002, the funds' trustees approved an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on April 26, 2002, but may occur on any later date before December 31, 2002.

o Your fund will transfer all of its assets to Kobren Growth Fund. Kobren Growth Fund will assume your fund's liabilities. This will result in the addition of your fund's assets to Kobren Growth Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

o Kobren Growth Fund will issue to your fund shares in an amount equal to the aggregate net asset value of your fund's shares outstanding on the reorganization date. As part of the liquidation of your fund, your fund will immediately distribute these shares to your fund's shareholders of record in proportion to their holdings on the reorganization date. As a result, shareholders of your fund will end up as shareholders of Kobren Growth Fund.

o    After the shares are issued, your fund will be terminated.

TAX STATUS OF THE REORGANIZATION

     The reorganization will be tax-free and will not result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to the funds, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

     As a result, for federal income tax purposes:

o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Kobren Growth Fund as described above or (2) the distribution by your fund of Kobren Growth Fund shares to your fund's shareholders;

o No gain or loss will be recognized by Kobren Growth Fund upon the receipt of your fund's assets solely in exchange for the issuance of Kobren Growth Fund shares and the assumption of all of your fund's liabilities by Kobren Growth Fund;

o The basis of the assets of your fund acquired by Kobren Growth Fund will be the same as the basis of those assets of your fund immediately before the transfer;

o The tax holding period of the assets of your fund in Kobren Growth Fund will include your fund's tax holding period for those assets;

o The shareholders of your fund will not recognize gain or loss upon the exchange of all their shares of your fund solely for Kobren Growth Fund shares as part of the reorganization;

o The basis of Kobren Growth Fund shares received by your fund's shareholders in the reorganization will be the same as the basis of the shares of your fund surrendered in exchange;

o The tax holding period of Kobren Growth Fund shares received by your fund's shareholders will include, for each shareholder, the tax holding period of the shares of your fund surrendered in exchange, provided that Kobren Growth Fund shares were held as capital assets on the date of the exchange; and

o In addition, the use of certain tax attributes of your fund, such as capital loss carryforwards by Kobren Growth Fund may be limited after the reorganization.

REASONS FOR THE PROPOSED REORGANIZATION

     The board of trustees of your fund believes that the proposed reorganization will be advantageous to the shareholders of your fund and has considered the following matters, among others, in approving the reorganization.

Possible Reduction in Expense Ratios

     A combined fund offers economies of scale that may lead to better control over expenses than is possible for either fund alone. Both funds incur substantial expenses for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are fixed, which means that they do not depend on the level of the funds' assets.

     KIM has voluntarily agreed to cap these expenses at no more than 0.25% annually of each fund's average daily net assets. However, this cap will expire on January 1, 2003. KIM estimates that the funds' projected gross expense ratios (before reimbursement) will be approximately as follows:

--------------------------------------------------------------------------------------------------------------
                             IF ASSETS STAY THE SAME
                             AS ON FEBRUARY 28, 2002     IF ASSETS DECREASE 10%     IF ASSETS INCREASE 10%
                             -----------------------     ----------------------     ----------------------
Kobren Moderate Growth

Kobren Growth

Combined fund
--------------------------------------------------------------------------------------------------------------

     Thus, the gross expense ratio (before reimbursement) of the combined fund after the reorganization is expected to be at least ___ basis points (______%) lower than that of Kobren Growth Fund alone and at least ____ basis points (________%) lower than that of Kobren Moderate Growth Fund alone.

Viability of Kobren Moderate Growth Fund

     Mutual fund investors have in general been channeling a relatively insignificant portion of their investable assets into conservatively managed growth funds, such as Kobren Moderate Growth Fund. Based on current trends and KIM's projections, your fund's board is not optimistic that the fund will grow to a viable asset size in the near future.

Similarity to Kobren Growth Fund

     Although Kobren Moderate Growth Fund and Kobren Growth Fund have slightly different investment goals, in practice, both funds have used almost identical asset and style allocation strategies, have held similar investments and have experienced similar returns. Thus, the board has concluded that Kobren Growth Fund shares received in the reorganization will provide your fund's shareholders with substantially the same investment advantages as they currently have at a slightly higher level of risk.

     In addition, it is not advantageous to operate and market your fund separately from Kobren Growth Fund. Offering each fund separately hinders the other fund's potential for asset growth.

Benefits to Funds' Adviser and Distributor

     The board considered that the adviser and the funds' distributor, Kobren Insight Brokerage, Inc., will also benefit from the reorganization. For example, the adviser would incur a lower cost to cap the funds' expenses and might be able to reduce the time it spends managing the funds' portfolios and preparing prospectuses, reports and regulatory filings.

Comparative Performance

     The trustees also took into consideration the relative performance of your fund and Kobren Growth Fund. As shown in the table in the Summary, Kobren Growth Fund has outperformed your fund.

ADDITIONAL TERMS OF REORGANIZATION

Conditions to Closing the Reorganization

     The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by Kobren Growth Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see the Agreement, sections 6 and 8).

     The obligation of the Kobren Growth Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see the Agreement, sections 7 and 8).

     The obligations of both funds are subject to the receipt of a favorable opinion of Hale and Dorr LLP as to certain federal income tax consequences of the reorganization (see Agreement, section 8).

Termination of Agreement

     The funds' board may terminate the Agreement on behalf of either fund at any time before the reorganization occurs, if the board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization

     Kobren Growth Fund and your fund will each be responsible for its own expenses incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. These expenses are estimated to be approximately $_______ per fund.

Dissenters' Rights

     Massachusetts law does not give shareholders of your fund any dissenters' rights.

                                 CAPITALIZATION

     The following table sets forth the capitalization of each fund as of February 28, 2002 and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. The table reflects pro forma exchange ratios of approximately 0.______ Kobren Growth Fund shares for each share of your fund. If the reorganization is consummated, the actual exchange ratio on the reorganization date may vary from the exchange ratio indicated due to changes in any of the following:

o The market value of the portfolio securities of both Kobren Growth Fund and your fund between February 28, 2002 and the reorganization date.

o Changes in the amount of undistributed net investment income and net realized capital gains of Kobren Growth Fund and your fund during that period resulting from income and distributions.

o Changes in the accrued liabilities of Kobren Growth Fund and your fund during the same period.


--------------------------------------------------------------------------------
AS OF                           MODERATE                           PRO FORMA
FEBRUARY 28, 2002                GROWTH        KOBREN GROWTH       COMBINED(1)
-----------------                ------        -------------       ---------
Net assets
Net asset value per share
Shares outstanding
--------------------------------------------------------------------------------

(1) If the reorganization had taken place on February 28, 2002, your fund would have received _________________ shares of Kobren Growth Fund, which would have been available for distribution to the shareholders of your fund.

     It is impossible to predict how many shares of Kobren Growth Fund will actually be received and distributed by your fund on the reorganization date. You should not rely on the above table to determine the amount of Kobren Growth Fund shares that you will actually receive.

               ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

----------------------------------------------------------------------------------------------------------------------------
BUYING, EXCHANGING AND REDEEMING SHARES
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE              Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each business day.  Shares of underlying funds are valued at their reported NAVs.  Each fund's other portfolio securities are valued on the basis of either market quotations or at fair value, which may include the use of pricing services.  Fair value means estimating a security's value at other than the market quotation.
----------------------------------------------------------------------------------------------------------------------------
BUYING SHARES                Effective April 8, 2002, Kobren Moderate Growth Fund will not offer its shares except in connection with dividend reinvestments.  The procedures for buying shares of Kobren Growth
                             Fund are identical to those previously in effect for Kobren Moderate Growth Fund.
                             Individuals, institutions, companies and fiduciaries may buy shares of Kobren Growth Fund without a sales charge at its NAV next calculated after the order has been received in proper form.
----------------------------------------------------------------------------------------------------------------------------
MINIMUM INVESTMENT AMOUNTS   Kobren Growth Fund has, and Kobren Moderate Growth Fund had, the same initial investment minimums. These are $2,500 for regular accounts, $2,000 for Individual Retirement Accounts and $2,500 for accounts with shares purchased through the following fund networks:

                             o  Charles Schwab Mutual Fund Marketplace
                             o  Fidelity FundsNetwork
                             o  Waterhouse Securities
                             o  Jack White Mutual Fund Network

                             Each fund's minimum subsequent investment is $500.
----------------------------------------------------------------------------------------------------------------------------
EXCHANGING SHARES            Shareholders of both funds may exchange their shares for shares of any other Kobren Insight fund at the NAV of each fund next determined after receipt of the exchange request.
----------------------------------------------------------------------------------------------------------------------------
REDEEMING SHARES             A shareholder may redeem shares of each fund on any business day at the NAV next calculated after the receipt of the redemption request in proper form.
----------------------------------------------------------------------------------------------------------------------------

         The following table shows where in the funds' combined prospectus you can find additional information about the business of each fund.

----------------------------------------------------------------------------------------------------------------------------
           TYPE OF INFORMATION                              HEADINGS IN COMBINED PROSPECTUS OF BOTH FUNDS
----------------------------------------------------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        FACTORS EVERY INVESTOR SHOULD KNOW
----------------------------------------------------------------------------------------------------------------------------
Investment objectives/goals                INVESTMENT GOALS
----------------------------------------------------------------------------------------------------------------------------
Principal investment strategies            PRINCIPAL INVESTMENTS

                                           KOBREN INSIGHT MANAGEMENT (KIM) INVESTMENT STRATEGY
----------------------------------------------------------------------------------------------------------------------------
Principal risks of investing in the        PRINCIPAL INVESTMENT RISKS
funds: narrative disclosure
                                           WHO MAY WANT TO INVEST IN THE KOBREN INSIGHT FUNDS
----------------------------------------------------------------------------------------------------------------------------
Principal risks of investing in the        Summary of Past Performance
funds: risk/return bar chart and table
----------------------------------------------------------------------------------------------------------------------------
Fee table                                  Fees and Expenses
----------------------------------------------------------------------------------------------------------------------------
BODY OF PROSPECTUS
----------------------------------------------------------------------------------------------------------------------------
Investment objectives, principal           THE FUND'S INVESTMENTS
investment strategies and related risks    INDUSTRY ALLOCATION PROCESS
                                           INVESTING IN UNDERLYING FUNDS
                                           PRINCIPAL INVESTMENTS
                                           DEFENSIVE INVESTING
                                           DERIVATIVE CONTRACTS
                                           ADDITIONAL INVESTMENT RISKS
                                           IMPACT OF HIGH PORTFOLIO TURNOVER
                                           THE FUNDS' INVESTMENT GOALS
----------------------------------------------------------------------------------------------------------------------------
Management: investment adviser and         INVESTMENT ADVISER
portfolio manager                          KOBREN INSIGHT MANAGEMENT, INC.
----------------------------------------------------------------------------------------------------------------------------
Shareholder information: pricing of fund   INVESTMENT AND ACCOUNT POLICIES
shares                                     CALCULATION OF NET ASSET VALUE
----------------------------------------------------------------------------------------------------------------------------
Shareholder information: purchase of       INVESTMENT AND ACCOUNT POLICIES
fund shares                                PURCHASING FUND SHARES
                                           TAX-DEFERRED RETIREMENT PLANS
                                           WIRE AND ACH TRANSFERS
                                           TELEPHONE TRANSACTIONS
                                           MINIMUM INVESTMENT AMOUNTS
----------------------------------------------------------------------------------------------------------------------------
                                           HOW TO PURCHASE SHARES
----------------------------------------------------------------------------------------------------------------------------
Shareholder information: redemption of     HOW TO EXCHANGE/REDEEM SHARES
fund shares                                INVESTMENT AND ACCOUNT POLICIES
                                           REDEEMING FUND SHARES
                                           SIGNATURE GUARANTEES
                                           CLOSING SUB-MINIMUM ACCOUNTS
----------------------------------------------------------------------------------------------------------------------------
Shareholder information: dividends and     INVESTMENT AND ACCOUNT POLICIES
distributions; tax consequences            DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------------------------------------------------------------------------------------------------
Financial highlights information           FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

                               BOARD'S EVALUATION

     For the reasons described above, the board of trustees of the funds, including the trustees who are not "interested persons" of either fund or the adviser, approved the reorganization. In particular, the trustees determined that the reorganization was in the best interests of each fund and that the interests of each fund's shareholders would not be diluted as a result of the reorganization.

                        OWNERSHIP OF SHARES OF THE FUNDS

     As of February 28, 2002, _______ shares of beneficial interest of your fund were outstanding. To the best knowledge of your fund, as of February 28, 2002, the following persons owned or would have owned, of record or beneficially, 5% or more of the outstanding shares of your fund, Kobren Growth Fund (before reorganization) and Kobren Growth Fund (after reorganization).

-------------------------------- ------------------------------ ------------------------------ -----------------------------
 NAMES AND ADDRESSES OF OWNERS                                       KOBREN GROWTH FUND*           KOBREN GROWTH FUND*
   OF MORE THAN 5% OF SHARES      KOBREN MODERATE GROWTH FUND      (BEFORE REORGANIZATION)        (AFTER REORGANIZATION)
-------------------------------- ------------------------------ ------------------------------ -----------------------------
Eric M. Kobren                            $_________*               $___________________                $ ________
20 William Street
Suite 310, P.O. Box 9150
Wellesley Hills, MA 02481.
-------------------------------- ------------------------------ ------------------------------ -----------------------------

* Mr. Kobren is/will be a "control person" of this fund as that term is defined in the Investment Company Act of 1940, as amended. Should the fund hold annual meetings of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of Mr. Kobren's substantial voting power.

     Your fund's Board of Trustees have set March 15, 2002 (the "Record Date") as the record date for determining the number of shares and the shareholders of the Fund entitled to receive this information statement. On the Record Date there were ______________ shares of beneficial interest of your fund were outstanding. The Trust's Declaration of Trust permits the Board of Trustees to approve the reorganization of your fund into another investment company, such as Kobren Growth Fund, without the approval of your fund's shareholders. As a result, these proposals were approved as required by applicable law and no further votes or consents are needed.

               INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

     The financial statements and the financial highlights of each fund included in the December 31, 2001 Annual Report have been independently audited by PricewaterhouseCoopers LLP, as stated in its report appearing as Exhibit C to this prospectus. These financial statements and highlights are included in reliance upon the reports given upon the authority of such firms as experts in accounting and auditing.

                              AVAILABLE INFORMATION

     Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and files reports, proxy statements and other information with the SEC. You can view these reports, proxy statements and other information at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The SEC charges a fee for copies. You can get the same information free from the SEC's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the SEC's Public Reference Section Washington, D.C. 20549-0102.

                                                                       Exhibit A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this ______ day of ____________________, 2002, by and between Kobren Growth Fund (the "Acquiring Fund") and Kobren Moderate Growth Fund (the "Acquired Fund"), each a series of Kobren Insight Trust, a Massachusetts business trust (the "Trust") and each with their principal place of business at 20 William Street, Suite 310, Wellesley Hills, Massachusetts 02481. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

         This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

         In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES, LIQUIDATION OF THE ACQUIRED FUND

         1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of shares of beneficial interest of the Acquired Fund, as of the close of business on April 26, 2002 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by PFPC Inc. ("PFPC") pricing agent for the Acquiring Fund and the Acquired Fund.

         1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.5 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

         1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

         1.5 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.6 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

         1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

         2.1 The net asset values of the Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund to be transferred shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date. The net asset values of the Acquiring Fund Shares shall be computed by PFPC in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund to be transferred shall be computed by PFPC by calculating the value of the assets transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

         2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets less the liabilities assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share, all as determined in accordance with Paragraph 2.1 hereof.

         2.3 All computations of value shall be made by PFPC in accordance with its regular practice as pricing agent for the Funds.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be April 26, 2002 or such other date on or before December 31, 2002 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Funds, 20 William Street, Suite 310, Wellesley Hills, Massachusetts 02481, or at such other time and/or place as the parties may agree.

         3.2 Portfolio securities that are not held in book-entry form in the name of Boston Safe Deposit & Trust Co. (the "Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

         3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2002, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

         3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

             (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

             (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

             (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which either the Trust or the Acquired Fund is a party or by which it is bound;

             (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

             (e) Neither the Trust nor the Acquired Fund has any material contract or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Trust or the Acquired Fund at or prior to the Closing Date;

             (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of December 31, 2001 and the related statement of operations (copies of which have been furnished to the Acquiring Fund) present fairly in all material respects the financial condition of the Acquired Fund as of December 31, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

             (g) Since December 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

             (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

             (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

             (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $0.001. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

             (k) At the Closing Date, the Trust on behalf of the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the trust on behalf of the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

             (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms;

             (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

             (n) The information statement of the Acquired Fund (the "Information Statement") to be included in the Registration Statement referred to in Paragraph 4.2(c) hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

             (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

             (p) All of the issued and outstanding shares of beneficial interest of the Trust on behalf of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

             (q) The prospectus of the Acquired Fund, dated May 1, 2001 (the "Acquired Fund Prospectuses"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

             (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

         4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

             (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

             (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

             (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information of the Acquiring Fund, each dated May 1, 2001, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(n) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and, other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(n) hereof, the Registration Statement shall not, on its effective date and on Closing Date, contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

             (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

             (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration of Trust, as amended, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

             (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

             (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of December 31, 2001 and the related statement of operations (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of December 31, 2001 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

             (h) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

             (i) The Acquiring Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

             (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value per share of $0.001. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

             (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

             (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

             (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

             (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

             (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

         5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 The Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

         5.4 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

         5.5 The Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

         5.6 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

         5.7 The Acquired Fund will prepare an Information Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts").

         5.8 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request; and

         6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

         The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Trust on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

         7.3 The Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

         7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

         7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

         The obligations hereunder of the Trust on behalf of the Acquiring Fund and of the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

         8.1 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Acquired Fund or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

         8.3 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

         8.4 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under
Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

         8.5 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

         Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Trust may waive the conditions set forth in this Paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Trust on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.      TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing
Date:

              (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

              (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

              (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

              (d) by resolution of the Acquired Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

              11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, or the Acquired Fund, or the Trustees or officers of the Trust or the Acquired Fund, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Acquired Fund. No such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article twelve shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 20 William Street, Suite 310, Wellesley Hills, Massachusetts 02481, Attention: Eric J. Godes and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention:
Michelle H. Rhee, Esq.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 All persons dealing with the Trust on behalf of the Acquiring Fund or Trust on behalf of the Acquired Fund must look solely to the property of the Acquiring Fund or the Acquired Fund, respectively, for the enforcement of any claims against the Acquiring Fund or the Acquired Fund as the Trustees, officers, agents and shareholders of the Trust on behalf of either Fund assume no personal liability for obligations entered into on behalf of the Trust on behalf of the Acquiring Fund or Trust on behalf of the Acquired Fund, respectively. None of the other series of the Trust shall be responsible for any obligations assumed by on or behalf of the either Fund under this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

                             KOBREN INSIGHT TRUST on behalf of
                             KOBREN GROWTH FUND


                             -------------------------------------

                             By:
                                  -----------------------------------

                                  -----------------------------------

                                  -----------------------------------

                                  -----------------------------------

                             KOBREN INSIGHT TRUST on behalf of
                             KOBREN GROWTH FUND


                             -------------------------------------

                             By:
                                  -----------------------------------

                                  -----------------------------------

                                  -----------------------------------

                                  -----------------------------------

                                     Annex A
                                     -------

                        TAX REPRESENTATION CERTIFICATE OF

                               KOBREN GROWTH FUND


      This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization made as of March ____, 2002 between Kobren Growth Fund ("Acquiring Fund") and Kobren Moderate Growth Fund ("Acquired Fund"), each a series of Kobren Insight Funds (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of certain liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

      The undersigned officer of Acquiring Fund, after consulting with its counsel and auditors regarding the meaning of and factual support for the following representations, on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

         1. Acquiring Fund is a series of Kobren Insight Funds, a business trust established under the laws of the Commonwealth of Massachusetts.

         2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or by virtue of being a partnership of which Acquiring Fund or a related person is a partner (a "Related Person") has any plan or intention to redeem or otherwise reacquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended, as a registered open-end investment company to redeem its own shares (which obligation is not in connection with, modified in connection with, or in any way related to the transaction).

         3. After the transaction, Acquiring Fund will continue the historic business of Acquired Fund or will use all or a significant portion of the historic assets acquired from Acquired Fund in the ordinary course of a business. For this purpose, Acquiring Fund shall be treated as conducting the business and holding the assets of certain related entities, as described in Treasury Regulation Section 1.368-1(d)(4).

         4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business, and except for transfers of assets to certain related entities, as described in Section 368(a)(2)(C) of the Internal Revenue Code of 1986, as amended (the "Code") or Treasury Regulation Section 1.368-2(k)(1).

         5. Each of Acquiring Fund and Acquired Fund will pay its own expenses related to the transaction. The shareholders of Acquiring Fund and Acquired Fund will bear their respective expenses, if any, in connection with the transaction.

         6. There is no indebtedness between Acquiring Fund and Acquired Fund.

         7. Acquiring Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as a regulated investment company for each taxable year since inception, qualifies as such as of the date of the transaction, and intends to qualify as such after the transaction.

         8. Acquiring Fund meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F) of the Code.

         9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         10. Acquiring Fund does not now and has never owned, directly or indirectly, any shares of Acquired Fund.

         11. Acquiring Fund will not pay cash in lieu of fractional shares in connection with the transaction.

         12. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of these Acquired Fund Liabilities and the issuance of these Acquiring Fund Shares.

         13. Acquired Fund shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares that are entitled to vote or at least 50% of the total value of shares of all classes) of Acquiring Fund after the transaction.

         14. The principal business purposes of the transaction are to combine the assets of Acquiring Fund and Acquired Fund in order to capitalize on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and to increase diversification.

         15. No Acquired Fund shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund shareholder for Acquired Fund shares such shareholder may have purchased or for other obligations such shareholder may have incurred.


      The undersigned officer of Acquiring Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction. If, prior to the date of the transaction, any of the representations set forth herein cease to be accurate in any material respect, the undersigned agrees to deliver to Hale and Dorr LLP immediately a written notice to that effect.

                                     KOBREN GROWTH FUND

                                     By:
                                        ------------------------------------
                                         Name:
                                                  --------------------------
                                         Title:
                                                  --------------------------

Dated: April   , 2002

                                     Annex B
                                     -------

                        TAX REPRESENTATION CERTIFICATE OF

                           KOBREN MODERATE GROWTH FUND


      This certificate is being delivered in connection with the transaction to be effective pursuant to the Agreement and Plan of Reorganization made as of March __, 2002 between Kobren Growth Fund ("Acquiring Fund") and Kobren Moderate Growth Fund ("Acquired Fund"), each a series of Kobren Insight Funds (the "Agreement"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of certain liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

      The undersigned officer of Acquired Fund, after consulting with its counsel and auditors regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

         1. Acquired Fund is a series of Kobren Insight Funds, a business trust established under the laws of the Commonwealth of Massachusetts.

         2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "Acquired Fund Shares") will be approximately equal to the fair market value of the Acquired Fund Shares surrendered by such shareholder, and the aggregate consideration received by Acquired Fund shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

         3. There is no plan or intention on the part of any shareholder of Acquired Fund that owns beneficially 5% or more of the Acquired Fund Shares and, to the best knowledge of management of Acquired Fund, there is no plan or intention on the part of the remaining shareholders of Acquired Fund, in connection with the transaction, to engage in any transaction with Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or by virtue of being a partnership of which Acquired Fund, Acquiring Fund, or a related person is a partner involving the sale, redemption, exchange, transfer, pledge, or other disposition resulting in a direct or indirect transfer of the risks of ownership (a "Sale") of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction that, considering all Sales, would reduce the aggregate ownership of the Acquiring Fund Shares by former Acquired Fund shareholders to a number of shares having a value, as of the date of the transaction, of less than fifty percent (50%) of the value of all of the formerly outstanding Acquired Fund Shares as of the same date. All Sales involving shares of Acquired Fund and Acquiring Fund held by Acquired Fund shareholders that have occurred or will occur in connection with the transaction are taken into account for purposes of this representation. No such Sale that is in connection with the transaction has, to the best knowledge of management of Acquired Fund, occurred on or prior to the date of the transaction.

         4. Acquired Fund assets transferred to Acquiring Fund will comprise at least ninety percent (90%) of the fair market value of the net assets and at least seventy percent (70%) of the fair market value of the gross assets held by Acquired Fund immediately prior to the transaction. For purposes of this representation, amounts used by Acquired Fund to pay expenses of the transaction and all redemptions and distributions (except for redemptions in the ordinary course of business upon demand of a shareholder that Acquired Fund is required to make as an open-end investment company pursuant to Section 22(e) of the Investment Company Act of 1940, as amended, and regular, normal dividends) made by Acquired Fund immediately preceding the transaction are taken into account as assets of Acquired Fund held immediately prior to the transaction.

         5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of these Acquired Fund Liabilities and the issuance of these Acquiring Fund Shares.

         6. The Acquired Fund Liabilities assumed by Acquiring Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business.

         7. The fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the sum of the Acquired Fund Liabilities assumed by Acquiring Fund plus the amount of liabilities, if any, to which the transferred assets are subject.

         8. Substantially all of the Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets, i.e., assets not acquired by Acquired Fund as part of or in contemplation of the transaction.

         9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives, and its other properties, if any, pursuant to the transaction and will be liquidated promptly thereafter.

      Each of Acquiring Fund and Acquired Fund will pay its own expenses related to the transaction. The shareholders of Acquiring Fund and Acquired Fund will bear their respective expenses, if any, in connection with the transaction.

         10. There is no indebtedness between Acquiring Fund and Acquired Fund.

         11. Acquired Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), has qualified as a regulated investment company for each taxable year since inception, and qualifies as such for its taxable year ending on the closing date of the transaction.

         12. Acquired Fund meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F) of the Code.

         13. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         14. Acquired Fund does not pay compensation to any shareholder-employee.

         15. Acquired Fund shareholders will not be in control (within the meaning of Sections 368(a)(2)(H)(i) and 304(c) of the Code, which provide that control means the ownership of shares possessing at least 50% of the total combined voting power of all classes of shares that are entitled to vote or at least 50% of the total value of shares of all classes) of Acquiring Fund after the transaction.

         16. Acquired Fund shareholders will not have dissenters' or appraisal rights in the transaction.

         17. The principal business purposes of the transaction are to combine the assets of Acquiring Fund and Acquired Fund in order to capitalize on potential economies of scale in expenses, including the costs of accounting, legal, transfer agency, insurance, custodial, and administrative services, and to increase diversification.

         The undersigned officer of Acquired Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction. If, prior to the date of the transaction, any of the representations set forth herein cease to be accurate in any material respect, the undersigned agrees to deliver to Hale and Dorr LLP immediately a written notice to that effect.

                                        KOBREN MODERATE GROWTH FUND



                                        By:
                                           --------------------------------
                                            Name:
                                                     ----------------------
                                            Title:
                                                     ----------------------

Dated:  April __, 2002

                                                                       Exhibit B

                     [Logo appears in center of cover page]

                               Kobren Growth Fund

                           Kobren Moderate Growth Fund

             [Picture depicting eyeglasses on a financial newspaper page appears in center of cover page in a colored box]




                               P R O S P E C T U S

                                   May 1, 2001

               [The following statement appears in a colored box]

The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

FACTORS EVERY INVESTOR SHOULD KNOW                                     3

         Investment goals                                              3

         Principal investments                                         3

         Investment strategy                                           3

         Principal investment risks                                    4

         Performance                                                   4

         Who may want to invest                                        5

         Fees and expenses                                             5

THE FUNDS' INVESTMENTS                                                 6

INVESTMENT ADVISER                                                     8

INVESTMENT AND ACCOUNT POLICIES                                        9

         Calculation of net asset value                                9

         How to purchase shares                                       10

         How to exchange shares                                       11

         How to redeem shares                                         11

         Dividends, distributions and taxes                           12

FINANCIAL HIGHLIGHTS                                                  13

FOR MORE INFORMATION                                                  back cover

                       FACTORS EVERY INVESTOR SHOULD KNOW

The Fund

Growth Fund
-----------

Investment Goals:

Long term growth of capital without regard to income. A price changeability or "volatility" level over a full market cycle approximating that of the S&P 500 Index. A full market cycle is the market's peak to its trough.

Principal Investments:

- At least 65% of assets in open-end and closed-end growth and growth and income funds. These may include both U.S. and international funds.
- Up to 35% of assets in fixed income funds and direct investments in stocks, bonds and other permitted investments.

Moderate Growth Fund
--------------------

Investment Goals:

Long term growth of capital without regard to income. A volatility level over a full market cycle approximately 20% below that of the S&P 500 Index.

Principal Investments:

- At least 65% of assets in open-end and closed-end growth and growth and income funds. These may include both U.S. and international funds.
- Up to 35% of assets in fixed income funds and direct investments in stocks, bonds and other permitted investments.

[Kobren Logo]

Kobren Insight Management (KIM) Investment Strategy

1. ASSET ALLOCATION -- KIM begins with a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. In deciding what percentage of the funds' assets should be allocated to U.S. stocks, foreign stocks, U.S. bonds and cash equivalents, KIM focuses on:

-    A fund's risk tolerance and its target volatility relative to the S&P 500
     Index
-    Economic factors such as inflation, employment and interest rates
-    The outlook for corporate earnings
-    Current stock valuations (e.g., price to earnings and price to book ratios)
-    Supply and demand for various asset classes

2. INVESTMENT STYLES -- Next KIM determines the percentage of fund assets allocated to each of the following six global equity styles:

-    U.S. Growth--Large Cap
-    U.S. Growth--Small Cap
-    U.S. Value--Large Cap
-    U.S. Value--Small Cap
-    Diversified International Equity
-    Specialized International Equity

In allocating among styles, KIM first reviews the broad-based economic factors that will influence the earnings prospects for each style. Then, to determine each style's relative attractiveness, KIM compares the resulting earnings outlook for each style with the style's current valuation in relation to historical norms and other styles.

3. SELECTING FUNDS -- KIM looks for funds appearing to offer the highest risk-adjusted return potential for the style relative to each fund's target volatility. KIM applies its internally developed screening process to virtually all publicly available mutual funds - a risk-adjusted return analysis and the evaluation of each fund against its peers. Based on interviews with and other information from fund portfolio managers, KIM evaluates each fund's portfolio asset allocation, sector weightings, individual holdings and risk characteristics.

                       FACTORS EVERY INVESTOR SHOULD KNOW

[Picture of a bull and a bear appears in upper left-hand corner]

                           PRINCIPAL INVESTMENT RISKS

[sidebar] An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You could lose money on your investment in a Kobren Insight fund or the fund could perform worse than other possible investments if any of the following occurs:

-    The U.S. or a foreign stock market goes down.
- Interest rates go up, which will make bond prices and the value of the fund's investments in fixed income funds and securities go down.
- An adverse event, such as an unfavorable earnings report or credit downgrade, depresses the value of a particular issuer's stocks or bonds that are held by the fund or an underlying fund.
- The adviser's judgments about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, industries, underlying funds or other issuers prove to be wrong.

[sidebar]  Special risks of investing in other mutual funds

The funds' practice of investing primarily in other mutual funds presents special risks.

- You will bear not just your proportionate share of the funds' operating expenses, but also, indirectly, the operating expenses of the underlying funds.
- One underlying fund may be buying the same securities that another underlying fund is selling. You would indirectly bear the costs of these transactions without accomplishing any investment purpose.
- You may receive higher taxable capital gains distributions than if you invested directly in the underlying funds.
- Because of regulatory restrictions, a fund's ability to invest in an attractive underlying fund may be limited to the extent that the underlying fund's shares are already held by another Kobren Insight fund, KIM or their affiliates.

Summary of past performance

                     [This section appears in a colored box]

The bar chart and table shown below may help illustrate the risks of investing in the Kobren Insight funds. The bar chart shows the performance of the funds for the period indicated. The table shows how each fund's average annual returns for the periods indicated compare to that of a widely recognized, unmanaged index of common stock prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.


[Bar chart showing the performance of the funds for 1997, 1998, 1999 and 2000, respectively.

                  Growth Fund                        Moderate Growth Fund
1997              15.03%                             23.25%
1998              11.45%                             3.44%
1999              29.70%                             16.06%
2000              (9.75)%                            (1.29)%                   ]


                              Average Annual Returns
                              For Periods Ended 12/31/00

Fund (Inception)                    One year                  Since Inception
--------------------------------------------------------------------------------
Growth (12/16/96)                   (9.75)%                        11.22%
S&P 500 Index                       (9.10)%                        17.80%
--------------------------------------------------------------------------------
Moderate Growth (12/24/96)          (1.29)%                        10.05%
S&P 500 Index                       (9.10)%                        16.71%
--------------------------------------------------------------------------------
Footnote:
                                    Growth                    Moderate Growth
Best quarterly                      20.48% in 4th             13.11% in 4th
returns                             quarter 1999              quarter 1999

Worst quarterly                     (14.83)% in 3rd           (13.08)% in 3rd
returns                              quarter 1998             quarter 1998

                       FACTORS EVERY INVESTOR SHOULD KNOW

[Picture of people appears in upper left-hand corner]

               WHO MAY WANT TO INVEST IN THE KOBREN INSIGHT FUNDS

Growth Fund

- Investors seeking growth of capital and a volatility level approximating that of the S&P 500 Index.
- Investors with a minimum five year time horizon and no need for current income.

Moderate Growth Fund

- Investors seeking growth of capital and a volatility level below that of the S&P 500 Index.
- Investors with a minimum time horizon of three to five years and modest income needs.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Kobren Insight fund. These fees and expenses are in addition to those paid by the underlying funds in which a fund may invest.

For year ended 12/31/00                                               Moderate
                                                       Growth         Growth
                                                       Fund           Fund
--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed
         on purchases                                  None           None
Maximum deferred sales charge (load)                   None           None
Redemption fee                                         None           None
Exchange fee                                           None           None
--------------------------------------------------------------------------------
Annual fund operating expenses before expense limitation(1)
(expenses that are deducted from fund assets)
Management fees                                        0.75%          0.75%
Distribution (12b-1) and/or service fees               None           None
Other expenses                                         0.31%          0.46%
Total annual fund operating expenses                   1.06%          1.21%

--------------------------------------------------------------------------------
1 Each fund has an expense limitation that continues until January 1, 2002, but is voluntary and may be revoked at any time. Under this expense limitation, maximum expenses other than management fees for the funds are 0.25%. In addition, payments made by an underlying fund or its adviser will serve to reduce the total annual operating expenses of the Kobren Insight fund. For the year ended December 31, 2000, expense reductions and total annual fund operating expenses were:

     Expense reductions and limitations                (0.07%)        (0.21%)
     Total annual fund operating expenses              0.99%          1.00%

[sidebar] This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The example for each fund assumes that:

     -    You invest $10,000 in the fund for the time periods indicated;
     -    Your investment has a 5% return each year;
     -    The fund's operating expenses remain the same; and
     -    You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs prior to reductions would be:

                  Growth                    Moderate
                                            Growth
1 year            $  108                    $  123
3 years           $  337                    $  384
5 years           $  585                    $  665
10 years          $1,294                    $1,466

                             THE FUNDS' INVESTMENTS

[sidebar]  The Kobren Insight funds' strategies and investments.

                           INDUSTRY ALLOCATION PROCESS

The funds' strategies are designed to identify and avoid industries that appear overvalued. KIM compares stock valuations for companies in a particular industry to current and historical valuations for industries represented in the S&P 500 Index. When stock valuations in a particular industry are outside their normal range, that industry may be underweighted or overweighted in a fund's portfolio.

                          INVESTING IN UNDERLYING FUNDS

The Kobren Insight funds invest primarily in other mutual funds, including those whose investment objectives do not match those of the funds. KIM believes that, by investing in a combination of funds with a broad range of goals and offsetting risk characteristics, a Kobren Insight fund can achieve a higher composite rate of return while meeting its volatility targets.

Underlying funds may engage in all types of investment practices, even those that the Kobren Insight funds do not engage in directly. The funds will bear all the risks associated with underlying funds' investments.

Due to KIM's size and buying power, the funds can invest at net asset value in underlying funds that would otherwise be sold with a front-end sales charge. A fund will not buy underlying fund shares if the fund would have to pay a front-end sales charge on the purchase. However, the funds may buy underlying fund shares subject to a deferred sales charge, redemption fee or 12b-1 fee.

                              PRINCIPAL INVESTMENTS

-        Equity
The funds and the underlying funds in their portfolios may invest in equity securities of U.S. and foreign companies. These securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.

-        Fixed income
The funds and the underlying funds in their portfolios may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank and U.S. and foreign companies.

The funds' investments in fixed income securities may be of any credit quality and may have all types of interest rate payment and reset terms. They may include mortgage-backed, asset-backed and derivative securities as well as junk bonds. Junk bonds involve more credit risk and interest-rate risk than investment grade bonds.

                               DEFENSIVE INVESTING

Each fund (and each underlying fund in its portfolio) may depart from its principal investment strategies by taking temporary defensive positions in short-term debt securities in response to adverse market, economic or political conditions for up to 100% of the portfolio. A fund would give up potential gains and minimize losses while defensively invested.

                              DERIVATIVE CONTRACTS

The funds and the underlying funds in their portfolios may, but are not required to, use derivative contracts for any of the following purposes:

- To hedge against adverse changes in the market value of securities held by or to be bought for a fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

-    As a substitute for purchasing or selling securities or foreign currencies.

- To shorten or lengthen the effective maturity or duration of a fund's fixed income portfolio.

- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

                             THE FUNDS' INVESTMENTS

More about the Kobren Insight funds' strategies and investments.

                           ADDITIONAL INVESTMENT RISKS

The funds (and the underlying funds in their portfolios) could lose money or underperform for the reasons listed in the "Factors Every Investor Should Know" section or for the following additional reasons:

-        Foreign country and currency risks
Prices of a fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

-        Credit risk
An issuer of a debt security or OTC derivative contract could default on its obligation to pay principal and interest, or a rating organization could downgrade the credit rating of the issuer. Junk bonds involve more credit risk than higher quality debt securities.

-        Prepayment or call risk
The issuer of a debt security may exercise its right when interest rates are falling to prepay principal earlier than scheduled, forcing the fund to re-invest in lower yielding securities. Prepayments will also depress the value of interest-only securities. Corporate bonds, mortgage-backed securities and asset-backed securities are especially susceptible to prepayment risk.

-        Extension risk
The issuer of a debt security may prepay principal more slowly than expected when interest rates are rising. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. Mortgage-backed securities and asset-backed securities are especially susceptible to extension risk.

-        Leverage risk
Because of borrowing or investments in derivative contracts or leveraged derivative securities, a fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor asset allocation or investment decisions.

-        Correlation risk
Changes in the value of a fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

-        Liquidity and valuation risks
Securities that were liquid when purchased by a fund may become temporarily illiquid and hard to value, especially in declining markets.

Also, an underlying fund's obligation to redeem shares held by a Kobren Insight fund is limited to 1% of the underlying fund's outstanding shares per 30-day period. Because the Kobren Insight funds and their affiliates may together acquire up to 3% of an underlying fund's shares, it may take up to 90 days for the funds to completely dispose of their underlying fund shares.

                        IMPACT OF HIGH PORTFOLIO TURNOVER

Each fund or any underlying fund in its portfolio may engage in active and frequent trading to achieve its principal investment strategies. As a result, a fund may realize and distribute to shareholders higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance. Each fund anticipates its annual turnover will be less than 100%.

                           THE FUNDS' INVESTMENT GOALS

The funds' board of trustees may change each fund's investment goals without obtaining the approval of the fund's shareholders. A fund might not succeed in achieving its goals.

                               INVESTMENT ADVISER

[Kobren Logo appears in upper left-hand corner]

KOBREN INSIGHT MANAGEMENT, INC.

Kobren Insight Management, Inc. (KIM) provides investment advice and portfolio management services to the Kobren Insight funds. Under the supervision of the funds' board of trustees, KIM makes the funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the funds' investments.

Kobren Insight Management, Inc., a registered investment adviser, was established in 1987. KIM has historically used mutual funds, rather than individual securities, as the primary investment vehicle for client accounts. KIM has extensive experience managing mutual fund portfolios for high net worth individuals and corporations with minimum $400,000 account sizes. KIM currently manages over 800 client accounts with assets totaling over $700 million.

Eric M. Kobren owns all of the stock of KIM and of the funds' distributor. He is also the principal shareholder of Mutual Fund Investors Association, Inc., the publisher of Fidelity Insight and FundsNet Insight reports.

Mr. Kobren is the primary portfolio manager for Kobren Growth and Kobren Moderate Growth. He has been the president of KIM and the funds' distributor since their inception in 1987 and of the Mutual Fund Investors Association, Inc. since its inception in 1985. Mr. Kobren has been in the investment business since 1976.

Each fund has agreed to pay KIM a monthly advisory fee at the annual rate of 0.75% of the fund's average daily net assets.

A Kobren Insight fund may invest in shares of an underlying mutual fund:

- that makes payments of Rule 12b-1 or service fee revenues based on the amount of shares held by the Kobren Insight fund; or

- whose investment adviser is willing to share a portion of the underlying fund's advisory fee attributable to the underlying fund shares held by the Kobren Insight fund.

Rule 12b-1, service fee or revenue sharing payments made as to shares of any underlying fund will be applied to advisory fees owed to KIM by the affected Kobren Insight fund. Each fund will pay a portion of the costs of participation in various network programs.

KIM has voluntarily agreed to cap each fund's other expenses at no more than 0.25% annually of the fund's average daily net assets. This cap does not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. Although this expense cap arrangement can be revoked at any time, KIM plans to continue this arrangement until January 1, 2002.

                         INVESTMENT AND ACCOUNT POLICIES

[Picture depicting a calculator appears in upper left-hand corner]

[sidebar]  The funds calculate their NAVs every business day.

                         CALCULATION OF NET ASSET VALUE

Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day. A business day is a weekday that is not a holiday listed in the Statement of Additional Information. If the New York Stock Exchange closes early, the time for calculating the NAV and the deadlines for share transactions will be accelerated to the earlier closing times.

Shares of underlying funds are valued at their reported NAVs. Each fund's other portfolio securities are valued on the basis of either market quotations or at fair value, which may include the use of pricing services. Fair value means estimating a security's value at other than the market quotation. Fair value pricing may cause the price used by a fund to be different than other funds' pricing derived from market quotations. Although each Kobren Insight fund's NAV will be calculated every business day, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one business day.

                             PURCHASING FUND SHARES

Individuals, institutions, companies and authorized fiduciaries may buy shares of each Kobren Insight fund without a sales charge at its NAV next calculated after the order has been received in proper form.

                          TAX-DEFERRED RETIREMENT PLANS

Both traditional individual retirement accounts (IRA) and Roth individual retirement accounts are offered directly through Kobren Insight funds. The following retirement plans are available through the mutual fund networks listed in the box below:

-    Keough plans for self-employed individuals.

-    SEP and SARSEP plans for corporations.

- Qualified pension and profit-sharing plans for employees, including 401(k) plans and 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations.

                             WIRE AND ACH TRANSFERS

The funds currently impose no fee for wire and Automated Clearing House (ACH) transfers of purchase payments and redemption proceeds. However, the funds' custodian may charge a fee in the future.


                             TELEPHONE TRANSACTIONS

The funds have procedures designed to verify that telephone instructions are genuine. If they follow these procedures, they will not be liable for any losses caused by acting on unauthorized telephone instructions.

                           Minimum investment amounts

                     [This section appears in a colored box]

The following minimum investment requirements apply to initial purchases:

Type of account                             Minimum

Regular accounts                            $2,500

Individual Retirement Accounts              $2,000

Accounts purchased through the following $2,500 fund networks:

-    Charles Schwab Mutual Fund Marketplace
-    Fidelity FundsNetwork
-    TD Waterhouse Securities

The minimum subsequent investment is $500. Fund officers have discretion to waive or reduce any of the minimum investment requirements.

You can get prospectuses, sales literature and applications from the funds' distributor at the address and telephone number listed on the back cover of this prospectus.

The funds and their distributor may reject all or part of any order to buy fund shares.

                             HOW TO PURCHASE SHARES

Method of Purchase
By Check [Picture of a check appears here]
Purchase Procedures

OPEN AN ACCOUNT

- To open an account and make an initial investment, send a minimum $2,500 check ($2,000 for IRAs) and a completed account application to the address shown below.
-    An account application is included with this prospectus.

ADD TO AN ACCOUNT

- Send a check for no less than $500 with your account name and number to permit proper crediting. You can use the deposit slip attached to the bottom of all account statements.
-    If you are adding to an IRA account, please provide the contribution year.

All PURCHASES

- Your checks should be drawn on a U.S. bank or savings institution and should be made payable to Kobren Insight Funds.
- If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses to the funds, their distributor or transfer agent.

By Wire [Picture of a bank appears here]

OPEN AN ACCOUNT

- To purchase shares by wire, call customer service for instructions at the number shown below.
- Be prepared to give the name in which the account will be opened, the address, telephone number and taxpayer identification number for the account and the name of the bank that will wire the purchase payment.
- You will be assigned a new account number. You should write this number on and complete an account application, which must be sent promptly to the address shown below.
- Your purchase order will not take effect until both the wire and the purchase order are received by the funds.
- You will be able to redeem shares of a fund, but not receive the proceeds, before the fund has received your completed account application form. Also, if a signed application form is not received within 60 days, your account will be subject to backup tax withholding.

ADD TO AN ACCOUNT

- When you purchase more shares by wire, provide your fund name, account name and account number to permit proper crediting. - To receive timely credit, you must call and tell customer service that your bank is sending a wire.

By Automated Clearing House Transfer (ACH)

- If you want to purchase shares for non-retirement accounts via electronic funds transfer, check this option in section 5 of your application.
-    Call customer service before 4:00 p.m. eastern time.

By Automatic Investment Plan [Picture of a calendar appears here]

- After your initial investment of $2,500 or more, you can make automatic monthly, quarterly or annual purchases (on the day you choose in advance) of $100 or more.
- To use this plan, complete section 6 of the application. You can change the purchase amount or terminate the plan at any time by notifying the funds in writing.

Through Broker-Dealers and Fund Networks

- Contact your dealer to find out about its procedures for processing orders to purchase fund shares. Purchase orders received by your dealer or its agent before 4:00 p.m. eastern time on any business day receive that day's NAV. Your dealer is responsible for promptly transmitting properly completed orders to the transfer agent.

- The Kobren Insight funds may also be purchased with a $2,500 minimum through the following fund networks:

Fidelity Investments                800-544-9697       No transaction fee.
TD Waterhouse Securities            800-934-4448       No transaction fee.
Charles Schwab & Company, Inc.      800-435-4000       Transaction fee applies.

[This section appears in a box]
Send mail to

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
Westborough, MA 01581

Call

Customer Service
toll-free at
800-895-9936

                          HOW TO EXCHANGE/REDEEM SHARES

Method of Exchange

All Exchanges [Picture of a dollar sign with arrow pointing to upper right appears here]

Exchange Procedures

- You may exchange shares of any Kobren Insight fund for shares of the other funds at the NAV of each fund next determined after receipt of your exchange request.
- Exchanges must meet the applicable minimum initial investment requirements for each fund.
- To protect other shareholders of the funds, the funds may cancel the exchange privileges of any person that, in the opinion of the funds, is using market timing strategies or making more than four exchanges per owner or controlling person per calendar year. The funds may also close the accounts of shareholders whose exchange privilege has been cancelled.
- The funds' trustees may change or terminate the exchange privilege on 60 days' prior notice to shareholders.

By Mail [Picture of an envelope appears here]

-    Send a written request to the address shown below.
- Your request must state the number of shares or the dollar amount to be exchanged, both funds' names and the applicable account numbers for both funds.
- The request must be signed exactly as your name appears on the account registration.

By Telephone [Picture of a telephone appears here]

-    Call customer service at the toll-free number shown below.

- If you are unable to execute a telephone exchange (for example during times of unusual market activity), you should consider requesting an exchange by mail.

Method of Redemption

By Mail [Picture of an envelope appears here]

Redemption Procedures

- You may redeem shares of the funds by sending a written redemption request to the Kobren Insight funds at the address shown below.
- Your request must state the number of shares or dollar amount to be redeemed and the applicable account number.
- The request must be signed exactly as your name appears on the account registration.
- If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by one of the eligible medallion programs listed under "Signature Guarantees" on page 12.
- If you want redemption proceeds deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application, you should specify this in your written redemption request. Call customer service for more information about ACH transfers.

By Telephone [Picture of a telephone appears here]

-    To redeem by telephone, call customer service at the number shown below.
- You can request that redemption proceeds be deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application.

Through Broker-Dealers and Fund Networks

- Contact your dealer to find out about its procedures for processing orders to redeem fund shares. Redemption orders received by your dealers or its agent before 4:00 p.m. eastern time on any business day receive that day's NAV. Your dealer is responsible for promptly transmitting properly completed orders to the transfer agent.

Systematic Withdrawal Plan [Picture of a calendar appears here]

- If shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount. There is no charge for this service.
-    Call customer service at the number shown below for more information.

[This section appears in a box]
Send mail to

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
Westborough, MA 01581

Call
Customer Service
toll-free at
800-895-9936

                         INVESTMENT AND ACCOUNT POLICIES

                              REDEEMING FUND SHARES

[sidebar] You may redeem shares of the funds on any business day at the NAV next calculated after the receipt of your redemption request in proper form.

Redemption proceeds are usually sent on the business day after the effective date of a redemption. However, the payment of redemption proceeds for shares purchased by check will be delayed until after the check has cleared, which may take up to 15 days. Under unusual circumstances, the funds may suspend redemptions, if allowed by the SEC, or postpone payment.

Redemption proceeds are paid by wire or, at your request, ACH transfer to the bank or brokerage account designated on your account application. If you have not designated an account or if it is impossible or impractical to wire redemption proceeds, they will be sent by mail to your record address. You may change your designated account by sending to the address on the previous page a written request or supplemental telephone redemption authorization form (available from customer service) that has been signature guaranteed by an eligible medallion program.

                          CLOSING SUB-MINIMUM ACCOUNTS

The funds may close your account if, for reasons other than market losses, the value of your shares falls below $1,000, or any other minimum set by the funds' trustees. After the funds notify you of their intention to close your account, you will have 60 days to bring the account back to the minimum level.

                              SIGNATURE GUARANTEES

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Shareholders that are corporations, partnerships, trusts, estates or other organizations may be required to provide documents evidencing that a request to redeem shares or change a designated bank or brokerage account has been properly authorized.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                     [This section appears in a colored box]

[sidebar] Each fund declares and pays dividends according to the schedule on the right.

Redemptions and exchanges of fund shares are taxable events on which you may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash.

Type of Distribution                Declared         Federal Tax Status
                                    and Paid

Dividends from net                  Annually         Taxable as ordinary income.
investment income

Distributions of short              Annually         Taxable as ordinary income.
term capital gain

Distributions of long               Annually         Taxable as capital gain.
term capital gain

[sidebar] Dividends are paid in additional shares of the same fund unless you elect to receive them in cash.

You should generally avoid investing in a fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment.

You should consult your tax adviser about particular federal, state, local and other taxes that may apply to you.

Every January, the funds will send you information about the fund's dividends and distributions during the previous calendar year. Most of the funds' distributions are expected to be capital gains.

If you do not provide the funds with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

                              FINANCIAL HIGHLIGHTS

                               Kobren Growth Fund

For a fund share outstanding throughout the period.

For the
                                                For the       For the       For the Year   For the       Period
                                                Year Ended    Year Ended    Ended          Year Ended    Ended
                                                12/31/00      12/31/99      12/31/98(f)    12/31/97      12/31/96(a)
Net asset value - beginning of period          $15.34          $12.54        $11.51         $10.24        $10.00

Net investment income (loss)                    (0.04)          (0.04)        (0.02)          0.05            --(d)
Short term capital gains distributions
  received                                       0.22            0.14          0.05           0.22            --
Net realized and unrealized gain (loss) on
  investments                                   (1.68)           3.63          1.29           1.27          0.24
                                                ------         ------        ------         ------        ------
Net increase (decrease) in net assets           (1.50)           3.73          1.32           1.54          0.24
resulting from investment operations

Distributions from net investment income           --              --            --          (0.05)           --
Distributions from net realized short term
  capital gains from operations and
  distributions received                        (0.19)          (0.10)        (0.03)         (0.22)           --
Distributions from net realized capital gains   (1.33)          (0.83)        (0.26)            --(d)         --
                                                ------         ------        ------         ------        ------
Total distributions                             (1.52)          (0.93)        (0.29)         (0.27)           --

Net asset value - end of period                 $12.32         $15.34        $12.54         $11.51        $10.24
                                                ------         ------        ------         ------        ------

Total return (b)                                (9.75)%         29.70%        11.45%         15.03%         2.40%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in 000's)          $63,105         $73,151       $64,507        $62,509          $251
Ratio of net investment income (loss) to        (0.41)%         (0.34)%       (0.19)%         0.60%        (0.97)%(c)
  average net assets                                                                                           (e)
Ratio of operating expenses to average net
  assets before fees waived and/or expenses
  reimbursed by investment adviser and other
  reductions                                     1.06%           1.07%         1.07%          1.28%          n/a(e)
Ratio of operating expenses to average net
  assets after reimbursements and reductions     0.99%           0.98%         0.91%          0.89%         1.00%(c)
Portfolio turnover rate                            93%             66%           62%            43%          n/a(e)
----------------------------------------------------------------------------------------------------------------

(a)  Kobren Growth Fund commenced operations on December 16, 1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Amount represents less than $0.01 per share.
(e) Since Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful.
(f) Per share net investment income has been calculated using the monthly average share method.

                              FINANCIAL HIGHLIGHTS

                           Kobren Moderate Growth Fund

For a fund share outstanding throughout the period.

For the
                                                For the       For the       For the Year   For the       Period
                                                Year Ended    Year Ended    Ended          Year Ended    Ended
                                                12/31/00      12/31/99      12/31/98(f)    12/31/97      12/31/96(a)
Net asset value - beginning of period           $13.02        $11.86        $11.94         $10.06        $10.00

Net investment income                             0.05          0.09          0.16           0.19            --(d)
Short term capital gain distributions received    0.08          0.07          0.06           0.27            --
Net realized and unrealized gain (loss) on
  investments                                    (0.30)         1.75          0.20           1.88          0.06
                                                ------        ------        ------         ------        ------

Net increase (decrease) in net assets
  resulting from investment operations           (0.17)         1.91          0.42           2.34          0.06

Distributions from net investment income         (0.05)        (0.08)        (0.16)         (0.19)           --
Distributions from net realized short term
  capital gains from operations and
  distributions received                         (0.25)        (0.08)        (0.06)         (0.27)           --
Distributions from net realized capital gains    (1.07)        (0.59)        (0.28)            --(d)         --
                                                ------        ------        ------         ------        ------
Total distributions                              (1.37)        (0.75)        (0.50)         (0.46)           --

Net asset value - end of period                 $11.48        $13.02        $11.86         $11.94        $10.06
                                                ------        ------        ------         ------        ------

Total return (b)                                (1.29)%       16.06%        3.44%          23.25%        0.60%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in 000's)           $32,924       $40,784       $46,958        $43,381          $190
Ratio of net investment income to average net
  assets                                          0.37%         0.61%         1.15%          2.76%         8.95%(c)(e)
Ratio of operating expenses to average net
  assets before fees waived and/or expenses
  reimbursed by investment adviser and other
  reductions                                      1.21%         1.21%         1.13%          1.58%          n/a(e)
Ratio of operating expenses to average net
  assets after reimbursements and reductions      1.00%         0.95%         0.91%          0.92%         1.00%(c)
Portfolio turnover rate                             70%           57%           50%            14%          n/a (e)

---------------------------------------------------------------------------------------------------------------

(a)  Kobren Moderate Growth Fund commenced operations on December 24, 1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Amount represents less than $0.01 per share.
(e) Since Kobren Moderate Growth Fund was in operation for a short period of time, these ratios are not meaningful.

INVESTMENT ADVISER                            Kobren Insight Management, Inc.
                                              20 William Street, PO Box 9135
                                              Wellesley Hills, MA 02481
                                              Toll-free: 800-456-2736

LEGAL COUNSEL                                 Hale and Dorr LLP


ADMINISTRATOR                                 PFPC Inc.

INDEPENDENT ACCOUNTANTS                       PricewaterhouseCoopers LLP

TRANSFER AGENT                                PFPC Inc.
                                              Toll-free: 800-895-9936

CUSTODIAN                                     Boston Safe Deposit & Trust Co.

       [Picture depicting eyeglasses on a financial newspaper page appears in lower right hand corner of page in a colored box]

                              FOR MORE INFORMATION

For investors who want more information about the Kobren Insight funds, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Contacting Principal Distributor

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds' principal distributor at:

                  Address:          Kobren Insight Brokerage, Inc.
                                    20 William Street, Suite 310
                                    P.O. Box 9150
                                    Wellesley Hills, MA  02481

                  Phone:            800-4KOBREN (800-456-2736)
                  E-mail:           kifcon@kobren.com
                  Internet:         http://www.kobren.com

Contacting the SEC

Investors can review the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference room may be obtained by calling the Commission at 202-942-8090. Investors can get text-only copies:

- For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-6009

-    Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No: 811-07813

                                                                       Exhibit C

[Kobren Insight Funds logo]
Kobren Insight Management, Inc.
Kobren Insight Funds
Kobren Growth
Kobren Moderate Growth
Annual Report
December 31, 2001

Message to Shareholders
TODAY'S RECESSION FOLLOWS NEAR PERFECT CONDITIONS
It's been frustrating. For the past year we've experienced a weakening economy, declining corporate profits, tumbling stock prices, terrorist attacks and war. This is not the first time we've faced a challenging environment, but this time does seem worse to many investors. Part of these feelings stem from the fact that the late '90s were as nirvana-like as you can get. The economy grew rapidly, corporate profits rose at double-digit rates, inflation remained in check, technology was going to change the world, everyone who wanted to work was employed and we were at peace. Many thought that this blissful environment was the beginning of a new paradigm that would last forever. It wasn't and it didn't. If last year's economic and market declines weren't enough to convince investors that the new paradigm was a fantasy, the terrorist attacks of September 11 certainly gave us all a disquieting dose of reality. Kobren Growth and Moderate Growth both saw a nice rebound in the fourth quarter, but it wasn't enough to offset the rough first and third quarters of 2001.

[Eric Kobren photo]

As we begin 2002, we are in a recession. Instead of growing, the economy is shrinking. Economic output (GDP) for the third quarter of 2001 was recently revised downward to -1.3% and fourth quarter figures will contract further. The consensus on Wall Street is that the economy will turn the corner and begin growing again in the second half of this year. The stock market's strong advance over the past three months (and recent jump in consumer confidence) suggests that investors believe that forecast is correct. They are betting that corporate profits will be a lot better six-to-nine months from now.

DON'T FIGHT THE FED?

    "Don't fight the Fed" is an expression I learned more than 25 years ago. It means that if the Fed is cutting rates to boost the economy (or vice versa) don't bet against them. The prospect of lower interest rates was one of the main reasons we did not get more defensive in our funds early in the year. Indeed, the Federal Reserve cut interest rates 11 times last year, bringing the Federal Funds rate down to a measly 1.75%. That's the lowest level we've seen in 40 years.

    Despite the aggressive rate cuts and some fiscal stimulus as well, the economy, corporate profits and stock prices continued to weaken through September. Would it have been a lot worse without the rate cuts? Absolutely. Plus, it also takes a good 6-12 months to see the effects of a rate cut on the economy. Using this time frame, the economy won't feel the full impact of more than half of those 11 cuts until mid-2002 or later. That's one reason why Wall Street expects the economy will be much better in the second half. While I agree that things should be better in the second half of the year, I think the recovery will both take longer and be less robust than Wall Street is expecting.

EQUITY FUNDS STILL MAKE SENSE

    Despite our economic outlook and view that many stocks remain overvalued relative to their earnings, there are several reasons why we do not decrease equity exposure in our funds even more. First, the stock market often ignores the short-term fundamental weaknesses and climbs the "wall of worry." Second, with so much money now in bonds and money markets, even a modest shift back to stocks can push equity prices higher. Third, even in a tough market, there are funds that focus on attractive industries or areas of the market. Finally, there are managers that have proven to be good stock pickers regardless of market conditions.

    Investing in growth versus value funds will be quite a delicate balance in 2002. Non-tech growth-stock funds (such as those with health care exposure) are, by definition, less sensitive to the economy and should, therefore, hold up better if the economy shows more signs of weakness. At the other end of the spectrum are value-oriented funds. Our diversified portfolios do own more economically sensitive value funds, but we have been careful to limit our exposure, and avoid the most economically sensitive funds.

    While the market could look beyond the current challenges, we remain somewhat cautious and have positioned the funds for a sluggish economy and weak corporate profits during the first half of 2002. Nonetheless, we are confident that there will be investment opportunities as the year unfolds. We appreciate your confidence and look forward to helping you reach your financial goals in the years ahead.

Sincerely,
/s/ Eric Kobren
Eric M. Kobren
President and Portfolio Manager

Kobren Growth Fund (12/31/01)
[Value of $10,000 invested 12/16/96 Line Graph]

                           12 MONTHS         ANNUALIZED
                             ENDED         SINCE INCEPTION
TOTAL RETURN (%)           12/31/01          (12/16/96)
Kobren Growth                -7.3%              +7.3%
S&P 500 Index               -11.9%             +11.2%

KOBREN GROWTH FUND (Ticker: KOGRX): Volatility has become part of every investor's vocabulary and 2001 was no exception. Although we can take some solace in beating major market indices such as the S&P 500 Index (-11.9%) and the tech-heavy Nasdaq (-20.8%), losing 7.3% is still painful. Strong returns in the fourth quarter were outweighed by losses in February and March as well as the post-September 11 sell-off. Fortunately, many of the moves we did make proved prescient and helped to dampen the negative returns.

    Large-cap growth funds, bellwethers of the 1990's, were reduced in favor of value funds early in the year. OAKMARK fund was our largest value holding, which increased from 15.7% of assets to 22.6% as the year came to a close. Manager Bill Nygren continued to prove his investment acumen in difficult markets, as the fund returned 18.3%. Growth funds struggled, including MARSICO GROWTH & INCOME, which comprised about 8.5% of fund assets during the year. Down 21.5%, Manager Tom Marsico was particularly hard hit, despite selling off most of his technology positions.

    Last year we added a bond fund, PIMCO REAL RETURN, for the first time in our five year history. This fund is indexed to inflation and boasts an award-winning management team. It outdistanced 98% of its rivals in 2001 and we hold it to dampen volatility in the overall portfolio while still seeking a modest level of capital appreciation.

[Asset Allocation* pie chart]

Cash                0.1%
Bond                6.4%
U.S. Stocks        93.5%

Top Ten Holdings*
KOBREN GROWTH                               STYLE               ALLOC (%)
Oakmark                                     Mid Cap Value          22.6
Fidelity Blue Chip Growth                   Large Cap Growth       11.6
Fidelity Equity Income                      Large Cap Value        10.7
Fidelity Dividend Growth                    Large Cap Blend         9.7
Longleaf Partners Small Cap                 Small Cap Value         9.2
Marsico Growth & Income                     Large Cap Growth        7.8
PIMCo Real Return - Instl.                  Bond                    6.4
Longleaf Partners                           Mid Cap Value           6.1
Fidelity Select Energy                      Large Cap Value         5.7
Fidelity Select Medical Equip. & Syst.      Mid Cap Growth          5.1
TOTAL FUND ASSETS                           $55,334,549

[Style Allocation* pie chart]

Cash                         0.1%
Bonds                        6.4%
Small Cap Value              9.2%
Large Cap Blend              9.7%
Mid Cap Growth              10.0%
Large Cap Value             16.4%
Large Cap Growth            19.4%
Mid Cap Value               28.8%

*Based on total net assets.

[Top Sectors** bar graph (Growth)]
(Totals may not equal 100%)

Services                   16.3
Financials                 16.3
Technology                 13.8
Health                     12.9
Energy                     11.6
Industrial Cyclicals       10.6
Consumer Staples            7.3
Retail                      6.7
Consumer Durables           3.7
Utilities                   0.8

**Equities only

Kobren Insight Management, Inc. is the registered investment adviser for Kobren Insight Funds, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The S&P 500 Index is an unmanaged index of common stocks.


Kobren Moderate Growth Fund (12/31/01)

KOBREN MODERATE GROWTH FUND (Ticker: KOMGX): The past year has been challenging for virtually all segments of the market and Kobren Moderate Growth suffered as well, declining 9.0%. Nevertheless, performance relative to most major market indices was reasonable. Major reallocations during the year included increasing our bond exposure as well as decreasing our growth fund concentration in favor of more value-oriented funds.

    PIMCO REAL RETURN became our largest individual holding this past summer and remained in that position as we closed out the year. This unusual bond fund is not very interest-rate-sensitive and should benefit if inflation ever becomes a concern. Our other bond holding, PIMCO HIGH YIELD, invests in the lower end of the credit-quality spectrum. Despite a tough time in the junk bond market, this fund outperformed most of its peers and ended the year up 4.6%.

    On the equity side of the ledger, our largest holding is the OAKMARK fund which we first purchased in April. Manager Bill Nygren continues to generate positive results by sticking only to what he understands and being opportunistic. Oakmark is one of the few funds to post double-digit positive results. Long-time top holding TWEEDY, BROWNE GLOBAL VALUE was jettisoned early in 2001 as we saw better opportunities in the U.S. However, international markets have looked more attractive to us lately, and we will be closely evaluating opportunities overseas as the year unfolds.

[Value of $10,000 invested 12/24/96 Line Graph]

                           12 MONTHS         ANNUALIZED
                             ENDED         SINCE INCEPTION
TOTAL RETURN (%)           12/31/01          (12/24/96)
Kobren Moderate Growth       -9.0%              +6.0%
S&P 500 Index               -11.9%             +10.4%

Top Ten Holdings*
KOBREN MODERATE GROWTH             STYLE           ALLOC (%)
PIMCo Real Return Inst'l           Bond                 21.8
Oakmark                            Mid Cap Value        16.1
Longleaf Partners Small Cap        Small Cap Value      15.4
Marsico Growth & Income            Large Cap Growth     13.4
Fidelity Blue Chip Growth          Large Cap Growth     13.2
PIMCo High Yield                   Bond                 11.9
Longleaf Partners                  Mid Cap Value         5.5
Fidelity Dividend Growth           Large Cap Blend       2.2
Dreyfus Cash Mgmt. Plus            Cash                  0.5
Oakmark Select                     Mid Cap Value         0.1
TOTAL FUND ASSETS                  $21,124,062

[Asset Allocation* pie chart]

Cash                                 0.4%
Bond                                33.7%
U.S. Stocks                         65.9%

[Top Sectors** bar graph (Moderate Growth)]
(Totals may not equal 100%)

Financials                 20.9
Services                   17.9
Technology                 13.4
Industrial Cyclicals       12.7
Retail                      9.8
Consumer Staples            9.2
Health                      8.9
Consumer Durables           3.7
Energy                      2.9
Utilities                   0.6

**Equities only

[Style Allocation* pie chart]

Cash                         0.4%
Large Cap Blend              2.2%
Small Cap Value             15.4%
Mid Cap Value               21.7%
Large Cap Growth            26.6%
Bond                        33.7%

*Based on total net assets.

The adviser absorbs certain expenses of each Kobren Insight Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Copyright(C)2002. Reproductions in whole or in part are prohibited except by permission. Data sources: Kobren Insight Management, Inc. and Morningstar. Postmaster: Send address changes to Kobren Insight Funds, PO Box 5146, Westborough, MA 01581-9936. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com.

Portfolio of Investments

Kobren Growth Fund
December 31, 2001
    SHARES  MUTUAL FUNDS - 100.20%      VALUE (NOTE 1)

MID CAP VALUE - 28.77%
   138,378  Longleaf Partners Fund              $    3,391,654
   354,764  Oakmark Fund - Class I                  12,512,530
       574  Oakmark Select Fund - Class I               15,643
                                                    15,919,827

LARGE CAP GROWTH - 19.43%
   149,445  Fidelity Blue Chip Growth Fund           6,417,174
   308,196  Marsico Growth & Income Fund             4,333,231
                                                    10,750,405

LARGE CAP VALUE - 16.41%
   121,741  Fidelity Equity Income Fund              5,937,291
   134,610  Fidelity Select Energy Portfolio         3,140,455
                                                     9,077,746

MID CAP GROWTH - 9.97%
   169,789  Fidelity Sel. Med. Equip. & Sys. Fund    2,811,699
   245,036  MFS Mid Cap Growth Fund                  2,685,594
       697  RS Emerging Growth Fund                     22,322
                                                     5,519,615

LARGE CAP BLEND - 9.70%
   189,446  Fidelity Dividend Growth Fund            5,367,016

SMALL CAP VALUE - 9.17%
   234,073  Longleaf Partners Small Cap Fund         5,074,709

BOND - 6.42%
   348,840  PIMCo Real Return Inst'l Fund            3,551,194

MONEY MARKET FUND - 0.33%
   185,091  Dreyfus Cash Mgmt. Plus Fund               185,091

            TOTAL MUTUAL FUNDS
             (COST $51,563,751)                     55,445,603

TOTAL INVESTMENTS
 (COST $51,563,751*)                  100.20%       55,445,603

LIABILITIES NET OF CASH &
OTHER ASSETS                           -0.20%         (111,054)

TOTAL NET ASSETS                      100.00%   $   55,334,549

* For Federal income tax purposes, cost is $51,739,129 and appreciation (depreciation) is as follows:

Unrealized appreciation:           $4,374,633
Unrealized depreciation:             (668,159)
                                --------------
Net unrealized appreciation:       $3,706,474

Portfolio of Investments
Kobren Moderate Growth Fund
December 31, 2001

    SHARES  MUTUAL FUNDS - 100.07%              VALUE (NOTE 1)

BOND - 33.73%
   268,706  PIMCo High Yield Inst'l Fund        $    2,515,084
   452,796  PIMCo Real Return Inst'l Fund            4,609,463
                                                     7,124,547

LARGE CAP GROWTH - 26.57%
    64,995  Fidelity Blue Chip Growth Fund           2,790,884
   200,664  Marsico Growth & Income Fund             2,821,333
                                                     5,612,217

MID CAP VALUE - 21.66%
    47,052  Longleaf Partners Fund                   1,153,244
    96,566  Oakmark Fund - Class I                   3,405,871
       574  Oakmark Select Fund - Class I               15,644
                                                     4,574,759

SMALL CAP VALUE - 15.45%
   150,505   Longleaf Partners Small Cap Fund        3,262,958

LARGE CAP BLEND - 2.16%
    16,144  Fidelity Dividend Growth Fund              457,349

MONEY MARKET FUND - 0.50%
   106,086  Dreyfus Cash Mgmt. Plus Fund               106,086

            TOTAL MUTUAL FUNDS
             (COST $20,375,365)                     21,137,916

TOTAL INVESTMENTS
 (COST $20,375,365*)                  100.07%       21,137,916

LIABILITIES NET OF CASH &
OTHER ASSETS                           -0.07%          (13,854)

TOTAL NET ASSETS                      100.00%   $   21,124,062

* For Federal income tax purposes, cost is $20,386,039 and appreciation (depreciation) is as follows:

Unrealized appreciation:           $1,055,626
Unrealized depreciation:             (303,749)
                                   -----------
Net unrealized appreciation:       $  751,877

See Notes to Financial Statements

Statement of Assets and Liabilities

KOBREN INSIGHT FUNDS DECEMBER 31, 2001

                                                     KOBREN GROWTH FUND        KOBREN MODERATE GROWTH FUND
ASSETS:
Investments, at value (Note 1) See Portfolio
   of Investments                                         $55,445,603               $  21,137,916
Dividends receivable                                            6,010                      28,215
Receivable for fund shares sold                                 1,383                         765
Prepaid expenses and other assets                              13,386                       4,140
   Total assets                                            55,466,382                  21,171,036

LIABILITIES:
Payable for fund shares redeemed                               58,315                      10,447
Investment advisory fee payable (Note 2)                       31,017                       7,580
Accrued Trustees' fees and expenses (Note 2)                    4,329                       2,011
Accrued expenses and other payables                            38,172                      26,936
   Total liabilities                                          131,833                      46,974

NET ASSETS:                                               $55,334,549               $  21,124,062

Investments, at cost                                      $51,563,751               $  20,375,365

NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold         $(1,724,260)              $    (572,538)
Net unrealized appreciation of investments                  3,881,852                     762,551
Par value (Shares of beneficial interest, $0.001 per share)     4,866                       2,057
Paid-in capital in excess of par value                     53,172,091                  20,931,992

NET ASSETS                                                $55,334,549               $  21,124,062

SHARES OUTSTANDING                                          4,866,400                   2,057,276

Net asset value, offering and redemption price per share       $11.37               $       10.27

See Notes to Financial Statements

Statement of Operations

KOBREN INSIGHT FUNDS FOR THE YEAR ENDED DECEMBER 31, 2001

                                                   KOBREN GROWTH FUND       KOBREN MODERATE GROWTH FUND
INVESTMENT INCOME:
Dividends                                               $   386,907                  $   429,452
Interest                                                       --                          7,609
   Total investment income                                  386,907                      437,061

EXPENSES:
Investment advisory fee (Note 2)                            452,786                      212,244
Administration fee (Note 2)                                  67,500                       67,500
Transfer agent fees                                          49,231                       39,622
Custodian fees                                                3,026                        3,023
Professional fees                                            20,705                        9,697
Trustees' fees and expenses (Note 2)                         14,275                        6,532
Registration and filing fees                                 14,587                       13,758
Amortization of organization costs                            4,003                        2,003
Other                                                        23,201                       10,748
   Total expenses                                           649,314                      365,127
Expenses reimbursed by investment adviser (Note 2)          (45,600)                     (82,135)
Other reductions (Note 2)                                   (24,879)                      (7,533)
   Net expenses                                             578,835                      275,459
NET INVESTMENT INCOME (LOSS)                               (191,928)                     161,602

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from security transactions             (2,192,087)                    (811,416)
Short term capital gain distributions received               26,417                       35,002
Long term capital gain distributions received               709,196                      366,285
Change in unrealized depreciation of securities          (3,171,868)                  (2,568,673)
Net realized and unrealized loss on investments          (4,628,342)                  (2,978,802)

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $(4,820,270)                 $(2,817,200)

See Notes to Financial Statements

Statements of Changes in Net Assets

                                                                   KOBREN GROWTH FUND
                                                                 YEAR ENDED DECEMBER 31,
                                                               2001                     2000
Net investment loss                                       $  (191,928)             $   (286,487)
Net realized gain (loss) from security transactions        (2,192,087)                1,311,955
Short term capital gains distributions received                26,417                 1,108,720
Long term capital gains distributions received                709,196                 2,044,424
Change in unrealized depreciation of investments           (3,171,868)              (11,074,551)
Net decrease in net assets resulting from operations       (4,820,270)               (6,895,939)
Distribution to shareholders from:
      Net investment income and short term capital gain
        distributions received                                 --                      (822,278)
      Net realized gains on investments                      (261,877)               (6,137,721)
   Total distributions                                       (261,877)               (6,959,999)
Net increase (decrease) in net assets from fund share
   transactions                                            (2,688,530)                3,809,826

Net decrease in net assets                                 (7,770,677)              (10,046,112)
NET ASSETS:
Beginning of period                                        63,105,226                73,151,338
End of period                                             $55,334,549              $ 63,105,226

                                                              KOBREN MODERATE GROWTH FUND
                                                                 YEAR ENDED DECEMBER 31,
                                                                 2001                 2000
Net investment income                                    $    161,602              $    133,234
Net realized loss from security transactions                 (811,416)                 (356,942)
Short term capital gains distributions received                35,002                   239,199
Long term capital gains distributions received                366,285                 1,489,485
Change in unrealized depreciation of investments           (2,568,673)               (1,948,692)
Net decrease in net assets resulting from operations       (2,817,200)                 (443,716)
Distribution to shareholders from:
      Net investment income and short term capital gain
        distributions received                               (196,654)                 (372,437)
      Net realized gains on investments                      (161,427)               (3,160,625)
   Total distributions                                       (358,081)               (3,533,062)
Net decrease in net assets from fund share
   transactions                                            (8,624,317)               (3,883,531)

Net decrease in net assets                                (11,799,598)               (7,860,309)
NET ASSETS:
Beginning of period                                        32,923,660                40,783,969
End of period                                            $ 21,124,062              $ 32,923,660

See Notes to Financial Statements

Financial Highlights

KOBREN GROWTH FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE YEAR.

                                                           FOR THE YEAR  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                                               ENDED         ENDED         ENDED          ENDED          ENDED
                                                            12/31/2001    12/31/2000     12/31/1999     12/31/1998(a)  12/31/1997
Net asset value - beginning of period                      $    12.32     $    15.34     $    12.54     $    11.51     $    10.24

Net investment income (loss)(1)                                 (0.04)         (0.04)         (0.04)         (0.02)          0.05
Short term capital gains distributions received                  0.01           0.22           0.14           0.05
                                                                                                                             0.22
Net realized and unrealized gain (loss)
   on investments                                               (0.87)         (1.68)          3.63           1.29           1.27
Net increase (decrease) in net assets resulting
   from investment operations                                   (0.90)         (1.50)          3.73           1.32           1.54

Distributions from net investment income                         --             --             --             --            (0.05)
Distributions from net realized short term capital gains
   from operations and distributions received                    --            (0.19)         (0.10)         (0.03)         (0.22)
Distributions from net realized capital gains                   (0.05)         (1.33)         (0.83)         (0.26)          --
Total distributions                                             (0.05)         (1.52)         (0.93)         (0.29)         (0.27)

Net asset value - end of period                            $    11.37     $    12.32     $    15.34     $    12.54     $    11.51

Total return                                                    (7.28)%        (9.75)%        29.70%         11.45%         15.03%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $   55,335     $   63,105     $   73,151     $   64,507     $   62,509
Ratio of net investment income (loss) to average
   net assets                                                   (0.32)%        (0.41)%        (0.34)%        (0.19)%
                                                                                                                             0.60%
Ratio of operating expenses to average net assets
   before fees waived and/or expenses reimbursed
   by investment adviser and other reductions(2)                 1.08%          1.06%          1.07%          1.07%
                                                                                                                             1.28%
Ratio of operating expenses to average net assets after
   reimbursements and reductions(2)                              0.96%          0.99%          0.98%          0.91%          0.89%
Portfolio turnover rate                                            80%            93%            66%            62%            43%

(a) Per share net investment income has been calculated using the monthly average share method.
(1) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements

Financial Highlights

KOBREN MODERATE GROWTH FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE YEAR.

                                                           FOR THE YEAR  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR  FOR THE YEAR
                                                               ENDED         ENDED         ENDED          ENDED          ENDED
                                                            12/31/2001    12/31/2000     12/31/1999     12/31/1998     12/31/1997
Net asset value - beginning of period                      $    11.48     $    13.02     $    11.86     $    11.94     $    10.06

Net investment income(1)                                         0.08           0.05           0.09           0.16           0.19
Short term capital gains distributions received                  0.02           0.08           0.07           0.06
                                                                                                                             0.27
Net realized and unrealized gain (loss)
   on investments                                               (1.13)         (0.30)          1.75           0.20           1.88
Net increase (decrease) in net assets resulting
   from investment operations                                   (1.03)         (0.17)          1.91           0.42           2.34

Distributions from net investment income                        (0.10)         (0.05)         (0.08)         (0.16)         (0.19)
Distributions from net realized short term capital gains
   from operations and distributions received                    --            (0.25)         (0.08)         (0.06)         (0.27)
Distributions from net realized capital gains                   (0.08)         (1.07)         (0.59)         (0.28)          --
Total distributions                                             (0.18)         (1.37)         (0.75)         (0.50)         (0.46)

Net asset value - end of period                            $    10.27     $    11.48     $    13.02     $    11.86     $    11.94

Total return                                                    (9.01)%        (1.29)%        16.06%          3.44%         23.25%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                       $   21,124     $   32,924     $   40,784     $   46,958     $   43,381
Ratio of net investment income to average
   net assets                                                    0.57%          0.37%          0.61%          1.15%          2.76%
Ratio of operating expenses to average net assets
   before fees waived and/or expenses reimbursed
   by investment adviser and other reductions(2)                 1.29%          1.21%          1.21%          1.13%
                                                                                                                             1.58%
Ratio of operating expenses to average net assets after
   reimbursements and reductions(2)                              0.97%          1.00%          0.95%          0.91%          0.92%
Portfolio turnover rate                                            94%            70%            57%            50%            14%

(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements

Notes to Financial Statements

KOBREN INSIGHT FUNDS DECEMBER 31, 2001

1.  SIGNIFICANT ACCOUNTING POLICIES
    Kobren Insight Fund (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 2001 the Trust offered shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund and Kobren Moderate Growth Fund (individually, a "Fund" and collectively, the "Funds"). These Funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for that Fund. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The underlying funds are valued according to their stated net asset value. Each Fund's other investment securities are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONs -- It is the policy of Kobren Growth Fund and Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Each Fund will distribute net realized capital gain if any (including net short-term capital gains) annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for each Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during 2000 and 2001 were as follows:

                                            KOBREN GROWTH                     KOBREN MODERATE GROWTH
DISTRIBUTIONS PAID FROM:              2001                 2000                 2001              2000
Ordinary Income                 $        --          $   822,278           $  161,652         $  372,436
Short-Term capital gain                  --               33,242               35,002            400,355
Long-Term capital gain              261,877            6,104,479              161,427          2,760,271
                                $   261,877          $ 6,959,999           $  358,081         $3,533,062

As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                                                  KOBREN GROWTH                  KOBREN MODERATE GROWTH
Capital Loss Carryforward (expires in 2009)  $     (1,548,882)                   $   (561,864)
Unrealized appreciation                             3,706,474                         751,877
                                             $      2,157,592                    $    190,013

    Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences. Permanent book and tax basis differences of $(191,928), $26,382 and $165,546 were reclassified at December 31, 2001 between undistributed net investment income, accumulated net realized loss on investments and paid-in capital, respectively, for the Kobren Growth Fund. These reclasses related to short term capital gains dividends received and net operating losses. Permanent book and tax basis differences of $35,052, $(34,955) and $(97) were reclassified at December 31, 2001 between undistributed net investment income, accumulated net realized loss on investments and paid-in capital, respectively, for the Kobren Moderate Growth Fund. These reclasses related to short term capital gains dividends received. The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those Funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each Fund.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS
    The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM"). The Advisory Agreement provides that each Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of each Fund's average daily net assets. KIM has voluntarily agreed to limit each Fund's other operating expenses, exclusive of payments made by an underlying fund or its adviser, to 0.25% of each Fund's average daily net assets until January 1, 2003.

    The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirectly wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Funds' shares and bears all distribution costs. No distribution fees are paid by the Funds.

    For the year ended December 31, 2001 expense reimbursements are as follows:

                                 EXPENSES REIMBURSED
                                BY INVESTMENT ADVISER     OTHER REDUCTIONS (1)

Kobren Growth Fund                  $ 45,600                   $ 24,879
Kobren Moderate Growth Fund           82,135                      7,533

(1) Reimbursement to Funds of 12b-1 distribution fees paid to KIB by certain fund investments held in the portfolios owned by the Funds.

    No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3.  SUB-TRANSFER AGENT FEES
       The Funds are subject to sub-transfer agent fees consisting of broker-dealer and fund network fees at an annual rate of up to 0.10% of the average daily balances of accounts invested through those networks. Costs of $13,256 and $5,805 were incurred by Kobren Growth Fund and Kobren Moderate Growth Fund, respectively, for the year ended December 31, 2001.

4.  PURCHASES AND SALES
    The aggregate amounts of purchases and sales of underlying funds and investment securities, other than short-term securities, for the year ended December 31, 2001, were as follows:

                                             PURCHASES                               SALES
                                 U.S. GOVERNMENT       OTHER        U.S. GOVERNMENT            OTHER
Kobren Growth Fund             $         --       $47,994,566          $       --      $  49,194,866
Kobren Moderate Growth Fund              --        26,259,971           2,728,125         31,751,004

5.  SHARES OF BENEFICIAL INTEREST
    As of December 31, 2001, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest were as follows:

                                                  YEAR ENDED                        YEAR ENDED
                                               DECEMBER 31, 2001                 DECEMBER 31, 2000
KOBREN GROWTH FUND:                       SHARES             AMOUNT             SHARES        AMOUNT
Shares sold                                687,505      $   8,208,286          699,011      $ 10,519,049
Shares issued as reinvestment
  of distributions                          22,777            260,805          559,144        6,888,651
Shares redeemed                           (965,330)       (11,157,621)        (905,374)     (13,597,874)
Net increase (decrease)                   (255,048)     $  (2,688,530)         352,781      $ 3,809,826

KOBREN MODERATE GROWTH FUND:
Shares sold                                 70,607      $     770,681          175,658      $ 2,249,527
Shares issued as reinvestment
   of distributions                         33,440            345,112          293,814        3,373,020
Shares redeemed                           (915,694)        (9,740,110)        (733,493)      (9,506,078)
Net decrease                              (811,647)     $  (8,624,317)        (264,021)     $(3,883,531)

    At December 31, 2001, KIM and its affiliates owned 1,753,564 and 115,889 shares of Kobren Growth Fund and Kobren Moderate Growth Fund, respectively.

6.  ORGANIZATION EXPENSES
    Expenses incurred in connection with the organization of each Fund were amortized on a straight-line basis over a period of sixty months from the date upon which each Fund commenced its operations.

7.  RISK FACTORS OF THE FUND
    Investing in underlying fund through a Kobren Insight Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying fund. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, each Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

8.  SUBSEQUENT EVENT
    At a meeting held on February 11, 2002, the Board of Trustees approved an Agreement and Plan of Reorganization between Kobren Moderate Growth Fund and Kobren Growth Fund in which Kobren Growth Fund will acquire the assets and certain liabilities of Kobren Moderate Growth Fund on or about May 1, 2002. The reorganization will be structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code.

9.  TAX INFORMATION (UNAUDITED)
    The percentage of income from direct obligations of the U.S. Government in Kobren Growth Fund and Kobren Moderate Growth Fund was 8.49% and 12.70%, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Kobren Insight Funds and the Shareholders of Kobren Growth Fund and Kobren Moderate Growth Fund: In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kobren Growth Fund and Kobren Moderate Growth Fund (the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


Boston, Massachusetts                      PricewaterhouseCoopers LLP
February 11, 2002

Additional Information (unaudited)
INFORMATION ABOUT TRUSTEES AND OFFICERS
Information pertaining to the Trustees and officers* of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request.

-------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF         OTHER
                                 TERM OF                                                   PORTFOLIOS IN   TRUSTEESHIPS/
NAME, ADDRESS, AGE AND          OFFICE AND                                                 FUND COMPLEX    DIRECTORSHIPS
POSITION(S) WITH TRUST          LENGTH OF              PRINCIPAL OCCUPATION(S)              OVERSEEN BY       HELD BY
                               TIME SERVED(1)            DURING PAST 5 YEARS                  TRUSTEE         TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Edward B. Bloom                  5 years     Vice President Corporate Controller and             3        Mediregs, Inc.
c/o 20 William Street, Suite                 Treasurer of International Data Group
310                                          Inc., a publishing company.
Wellesley Hills, MA 02481
Age: 51, Trustee

-------------------------------------------------------------------------------------------------------------------------
Arthur Dubroff                   5 years     Chief Financial Officer of Virtual                  3            Virtual
c/o 20 William Street, Suite                 Communities, Inc, a software provider,                        Communities,
310                                          from July 2000 to the present; Managing                           Inc.
Wellesley Hills, MA 02481                    Principal of Turnberry Consulting, LLC
Age: 51, Trustee                             from October 1999 to present; Executive
                                             V.P.and Chief Financial Officer of Enhance
                                             Financial Ser-vices Group, Inc. from July
                                             1996 to September 1999.

-------------------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb               3 years     Counsel to Andrx Corporation since March            3             None
c/o 20 William Street, Suite                 2000; Partner at Hughes Hubbard & Reed
310                                          LLP, a law firm, and associated with the
Wellesley Hills, MA 02481                    firm from July 1989 through July 2000.
Age: 46, Trustee

-------------------------------------------------------------------------------------------------------------------------
Stuart J. Novick                 5 years     Senior Vice President and General Counsel           3         Mediregs, Inc.
c/o 20 William Street, Suite                 of Children's Hospital Boston since April
310                                          1997; Vice President and General Counsel
Wellesley Hills, MA 02481                    of Children's Hospital Boston from April
Age: 51, Trustee                             1986 to April 1997.

-------------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEES(2)
-------------------------------------------------------------------------------------------------------------------------
Eric M. Kobren                   5 years     President of Mutual Fund Investors                  3         Mediregs, Inc.
20 William Street, Suite 310                 Association, Inc. since 1985; President of                     Children's
Wellesley Hills, MA 02481                    Kobren Insight Management, Inc. and Kobren                      Hospital
Age: 48                                      Insight Brokerage, Inc. since 1987.  These                       Boston
Chairman and President                       are a financial publishing concern, a
                                             registered investment advisory firm
                                             and a registered broker-dealer,
                                             respectively. Since 2001, Managing
                                             Member of Alumni Capital, LLC, a
                                             General Partner to a private
                                             investment partnership.

-------------------------------------------------------------------------------------------------------------------------
Michael P. Castellano            5 years     Retired. From December 1994 to June 1997,           3            puraDYN
c/o 20 William Street, Suite                 Chief Administrative Officer of Kobren                           Filter
310                                          Insight Management, Inc. and a registered                     Technologies,
Wellesley Hills, MA 02481                    representative of Kobren Insight                                  Inc.
Age: 60, Trustee                             Brokerage, Inc.

-------------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Eric J. Godes                    5 years     Managing Director of Kobren Insight                N/A             N/A
20 William Street, Suite 310                 Management, Inc. and Managing Director and
Wellesley Hills, MA 02481                    a registered representative of Kobren
Age: 40                                      Insight Brokerage, Inc. Since 2001,
Chief Financial Officer,                     Managing Director of Alumni Capital, LLC,
Vice President, Treasurer,                   a General Partner to a private investment
Secretary                                    partnership.

-------------------------------------------------------------------------------------------------------------------------

  * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


(1) Trustees will serve for an indefinite term until the earliest of a Trustee's: (i) removal by two-thirds of the Board of
    Trustees or shareholders, (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.


(2) "Interested person" of the Trust as defined in the Investment Company Act of 1940. Messrs. Kobren and
    Castellano are each considered an "interested person" because of their affiliation with Kobren Insight
    Management, Inc. and Kobren Insight Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.

                       KOBREN INSIGHT FUNDS (THE "TRUST")
                                  on behalf of
                               KOBREN GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March ___, 2002

     This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Kobren Growth Fund, dated March ____, 2002. This statement of additional information should be read in conjunction with the prospectus.

     The Fund's prospectus is being delivered with this statement of additional information. Additional copies of the prospectus may be obtained by writing to the Fund at 20 William Street, Suite 310, P.O. Box 9150 Wellesley Hills, Massachusetts 02481 or by telephoning the Fund toll free at (800)-4KOBREN (1-800-456-2736).

     This statement of additional information is accompanied by and incorporates by reference the combined statement of additional information dated May 1, 2001 (the "combined SAI") of Kobren Growth Fund and Kobren Moderate Growth Fund (collectively, the "Funds").

MANAGEMENT OF THE TRUST AND THE FUNDS

     Information pertaining to the trustees and officers* of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the trustees and is available without charge, upon request.

--------------------- -------------- -------------------------------------------- --------------- --------------
                                                                                    NUMBER OF         OTHER
NAME, ADDRESS, AGE       TERM OF                                                  PORTFOLIOS IN   TRUSTEESHIPS/
AND                    OFFICE AND              PRINCIPAL OCCUPATION(S)             FUND COMPLEX   DIRECTORSHIPS
POSITION(S) WITH        LENGTH OF                DURING PAST 5 YEARS               OVERSEEN BY       HELD BY
TRUST                 TIME SERVED(1)                                                 TRUSTEE         TRUSTEE
----------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES
--------------------- -------------- -------------------------------------------- --------------- --------------
Edward B. Bloom          5 years     Vice President Corporate Controller and            3           Mediregs,
c/o 20 William                       Treasurer of International Data Group                            Inc.
Street, Suite 310                    Inc., a publishing company.
Wellesley Hills, MA
02481
Age: 51, Trustee

----------------------------------------------------------------------------------------------------------------
Arthur Dubroff           5 years     Chief Financial Officer of Virtual                 3            Virtual
c/o 20 William                       Communities, Inc, a software provider,                       Communities,
Street, Suite 310                    from July 2000 to the present; Managing                          Inc.
Wellesley Hills, MA                  Principal of Turnberry Consulting, LLC
02481                                from October 1999 to present; Executive
Age: 51, Trustee                     V.P. and Chief Financial Officer of
                                     Enhance Financial Ser-vices Group, Inc.
                                     from July 1996 to September 1999.

----------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb       3 years     Counsel to Andrx Corporation since March           3             None
c/o 20 William                       2000; Partner at Hughes Hubbard & Reed
Street, Suite 310                    LLP, a law firm, and associated with the
Wellesley Hills, MA                  firm from July 1989 through July 2000.
02481
Age: 46, Trustee

----------------------------------------------------------------------------------------------------------------
Stuart J. Novick         5 years     Senior Vice President and General Counsel          3           Mediregs,
c/o 20 William                       of Children's Hospital Boston since April                        Inc.,
Street, Suite 310                    1997; Vice President and General Counsel
Wellesley Hills, MA                  of Children's Hospital Boston from April
02481                                1986 to April 1997.
Age: 51, Trustee
----------------------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEES(2)
----------------------------------------------------------------------------------------------------------------
Eric M. Kobren           5 years     President of Mutual Fund Investors                 3           Mediregs,
20 William Street,                   Association, Inc. since 1985; President of                       Inc.
Suite 310                            Kobren Insight Management, Inc. and Kobren                    Children's
Wellesley Hills, MA                  Insight Brokerage, Inc. since 1987.  These                     Hospital
02481                                are a financial publishing concern, a                           Boston
Age: 48                              registered investment advisory firm and a
Chairman and                         registered broker-dealer, respectively.
President                            Since 2001, Managing Member of Alumni
                                     Capital, LLC, a General Partner to a
                                     private investment partnership.

----------------------------------------------------------------------------------------------------------------
Michael P.               5 years     Retired. From December 1994 to June 1997,          3            puraDYN
Castellano                           Chief Administrative Officer of Kobren                          Filter
c/o 20 William                       Insight Management, Inc. and a registered                    Technologies,
Street, Suite 310                    representative of Kobren Insight                                 Inc.
Wellesley Hills, MA                  Brokerage, Inc.
02481
Age: 60, Trustee

----------------------------------------------------------------------------------------------------------------
                                        OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------
Eric J. Godes            5 years     Managing Director of Kobren Insight               N/A             N/A
20 William Street,                   Management, Inc. and Managing Director and
Suite 310                            a registered representative of Kobren
Wellesley Hills, MA                  Insight Brokerage, Inc. Since 2001,
02481                                Managing Director of Alumni Capital, LLC,
Age: 40                              a General Partner to a private investment
Chief Financial                      partnership.
Officer, Vice
President,
Treasurer, Secretary
----------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


(1)  Trustees serve for an indefinite term until the earliest of a trustee's:
     (i) removal by a two-thirds vote of the Board of Trustees or shareholders,
     (ii) resignation, (iii) death, (iv) bankruptcy or (v) adjudicated incompetence.


(2) "Interested person" of the Trust as defined in the Investment Company Act of 1940 as amended (the "1940 Act"). Messrs. Kobren and Castellano are each considered an "interested person" because of their affiliation with Kobren Insight Management, Inc. and Kobren Insight Brokerage, Inc., which acts as the Trust's investment adviser and distributor, respectively.

     The Board of Trustees has established an Audit Committee consisting of four members, including a Chairman of the Committee. The Audit Committee members are Messrs Dubroff (Chairman), Bloom, Novick and Goldfarb (the "Independent Trustees"). The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held one meeting during the fiscal year ended December 31, 2001.

     The Board of Trustees has also established a Pricing Committee consisting of two members, including a Chairman of the Committee. The Pricing Committee members are Messrs. Kobren (Chairman) and Castellano. The Pricing Committee is responsible for ensuring the fair valuation of the Funds' securities as may be necessary from time to time.

     Set forth in the table below is the dollar range of equity securities held in the Funds and the aggregate dollar range of securities in the Fund complex beneficially owned by each trustee as of December 31, 2001.

----------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                                                            REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN BY
                                                             DOLLAR RANGE OF EQUITY         TRUSTEE IN FAMILY OF
         NAME OF TRUSTEE                NAME OF FUND         SECURITIES IN THE FUND         INVESTMENT COMPANIES
         ---------------                ------------         ----------------------         --------------------
----------------------------------------------------------------------------------------------------------------------
Eric M. Kobren,
Chairman of the Board, President
----------------------------------------------------------------------------------------------------------------------
Michael P. Castellano
----------------------------------------------------------------------------------------------------------------------
Edward B. Bloom
----------------------------------------------------------------------------------------------------------------------
Arthur Dubroff
----------------------------------------------------------------------------------------------------------------------
Robert I. Goldfarb
----------------------------------------------------------------------------------------------------------------------
Stuart J. Novick
----------------------------------------------------------------------------------------------------------------------

     The trustees who are not employed by KIM each receive from the Trust a $5,000 annual retainer paid in quarterly installments, a $1,000 fee for each board meeting attended and a $500 fee per committee meeting attended, plus reimbursement for out-of-pocket expenses incurred in attending such meetings. No officer, trustee or employee of KIM or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust.

     The table below shows the total fees which were paid to each of the trustees who are not "interested persons" during the fiscal year ended December 31, 2001.

                                  AGGREGATE           PENSION OR
                                COMPENSATION      RETIREMENT BENEFITS    ESTIMATED ANNUAL    TOTAL COMPENSATION
                                RECEIVED FROM     ACCRUED (AS PART OF     BENEFITS UPON      FROM TRUST AND FUND
   INDEPENDENT TRUSTEE           THE TRUST          FUND EXPENSES)          RETIREMENT             COMPLEX
   -------------------          -------------     -------------------    ----------------    -------------------
Edward B. Bloom
Arthur Dubroff
Robert I. Goldfarb
Stuart J. Novick

MATERIAL RELATIONSHIPS OF THE INDEPENDENT TRUSTEES

     For purposes of the statements below:

o the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

o an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person.

o a related fund is an registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which KIM or any of its affiliates acts as investment adviser or for which KIB or any of its affiliates acts as principal underwriter. For example, the related funds of the fund include all of the Kobren Insight funds.

     As of December 31, 2001, none of the Independent Trustees, nor any of the members of their immediate family, beneficially own any securities issued by KIM to or any other entity in a control relationship to KIM or KIB or any person in a control relationship to Kobren Insight Brokerage ("KIB"). During the calendar years 2000 and 2001, none of the Independent Trustees, nor any member of their immediately family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in KIM or any other entity in a control relationship to KIM or KIB or any person that controls KIB. During the calendar years 2000 and 2001, none of the Independent Trustees, nor any member of their immediately family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "fund-related party"):

     o    either Fund
     o    an officer of either Fund
     o    a related fund;
     o    an officer of any related fund;
     o    KIM;
     o    KIB;
     o    an officer of KIB;
     o    any affiliate of KIM or KIB; or
     o    an officer of any such affiliate.

     During the calendar years 2000 and 2001, none of the Independent Trustees, nor any members of their immediate family, had any relationship (the value of which exceeded $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services,
(ii) the provisions of legal services, (iii) the provision of investment bonding services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting service.

     During the calendar years 2000 and 2001, Messrs. Bloom and Novick, both Independent Trustees, and Mr. Kobren, Chairman and President of the Trust and an interested trustee, served as members of the board of directors of Mediregs, Inc.

     None of the Trust's trustees or officers has any arrangement with any other person pursuant to which the trustee or officer serve in that capacity. During the calendar years 2000 and 2001, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:

     o    the Trust
     o    an officer of the Trust
     o    a related fund;
     o    an officer of any related fund;
     o    KIM;
     o    KIB; or
     o    any other entity in a control relationship to the Trust.

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT.

     The 1940 Act requires that the investment advisory agreement between KIM and the Trust on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The Independent Trustees determined that the terms of the investment advisory agreement are fair and reasonable and approved of the investment advisory agreement as being in the best interests of the fund. The Independent Trustees believe that the current investment advisory agreement enables the fund to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Independent Trustees met independently from the interested trustees of the Trust and any officers of KIM or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the Trust.

     In evaluating the investment advisory agreement, the Independent Trustees reviewed materials furnished by KIM, including information regarding KIM, its affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of KIM the operations of the Trust and the capabilities of KIM to provide advisory and other services to the Trust. Among other information, the Independent Trustees reviewed information regarding:

     o    the investment performance of each Fund;

     o the fees charged by KIM for investment advisory services, as well as other compensation received by KIB;

     o    the projected total operating expenses of each Fund;

     o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

     o the experience of the investment advisory and other personnel providing services to the fund and the historical quality of the services provided by KIM; and

     o    the profitability to KIM of managing each Fund.

     The Independent Trustees specifically considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of KIM, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of each Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of the Funds since commencement of operations to comparable investment companies and unmanaged indices; and (4) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory agreement.

CALCULATION OF PERFORMANCE DATA.

     Each Fund may, from time to time, advertise certain total return information. A Fund's average annual total return, including average annual total return after taking into account taxes paid on distributions from the Fund and taxes paid upon the complete liquidation of the investment in the Fund, is calculated by finding the average annual compound rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations if shorter) that would equate the initial amount invested to the ending value according to the following formulas:

     Average annual return : P(1+T)(n) = ERV

     Average annual return after taxes on distributions: P(1+T1)(n) = ATV[D]

     Average annual return after taxes on distributions and redemptions:
       P(1+T2)(n) = ATV[DR]

          Where:

          P  = a hypothetical initial payment of $1,000.
          T  = average annual total return.
          T1 = average annual total return (after taxes on distributions). T2 = average annual total return (after taxes on distributions and redemptions).
          n  = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

     ATV[D] = ending value of a hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

     ATV[DR] = ending value of a hypothetical payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

     For average annual total return calculations which reflect the payment of taxes, the highest individual marginal federal income tax rates in effect on the date of reinvestment of the dividend is applied to each component of the distribution (e.g., ordinary income, short-term capital gain or long-term capital gain). No taxes are due on the portions of the distributions which are classified as exempt interest or which are non-taxable, such as returns of capital. When calculating taxes on redemptions, a complete redemption at the end of the 1-, 5- or 10-year periods is assumed and net redemption proceeds are determined by subtracting capital gains taxes resulting from the redemption and adding the benefits, if any, from capital losses resulting from the redemption. The highest federal individual capital gains rate for each type of gain (e.g., short-term or long-term) in effect on the date of the redemption is used to determine the net taxes due on the redemption. The applicable tax rates used for determining taxes on distributions and redemptions may vary over the measurement periods. State and local taxes are not considered in these calculations.

     The table shows the Funds' average annual total return for the one-year, five-year and since inception periods ended December 31, 2001 were as follows:

------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
  (for periods ended December 31, 2001)
------------------------------------------------------------------------------------------------------------
                                                        1 YEAR       5 YEARS        SINCE       INCEPTION
                                                                                  INCEPTION        DATE
------------------------------------------------------------------------------------------------------------
KOBREN GROWTH FUND          return before taxes      (7.28)%       6.83%         7.28%         12/16/96
                            ------------------------------------------------------------------
                            return after taxes on    (7.36)%       5.71%         6.16%
                            distributions
                            ------------------------------------------------------------------
                            return after taxes on    (4.35)%       5.46%         5.83%
                            distributions and sale
                            of fund shares
------------------------------------------------------------------------------------------------------------
KOBREN MODERATE GROWTH      return before taxes      (9.01)%       5.85%         5.96%         12/24/96
FUND
                            ------------------------------------------------------------------
                            return after taxes on    (9.48)%       4.37%         4.47%
                            distributions
                            ------------------------------------------------------------------
                            return after taxes on    (5.35)%       4.41%         4.50%
                            distributions and sale
                            of fund shares
------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT KOBREN GROWTH FUND AND KOBREN MODERATE GROWTH FUND

         Except as provided above, the following table shows where in the Funds' combined SAI you can find additional information about each Fund.

----------------------------------------------------------------------------------------------------------------------
              TYPE OF INFORMATION                               HEADINGS IN COMBINED SAI OF BOTH FUNDS
----------------------------------------------------------------------------------------------------------------------
Fund history                                      X.       Description of the Trust
----------------------------------------------------------------------------------------------------------------------
Description of each Fund and its investments      I.       Investment Objectives and Policies
and risks
                                                  II.      Investment Restrictions
----------------------------------------------------------------------------------------------------------------------
Management of the Funds, including the board of   III.     Management of the Trust and the Funds
trustees, officers and trustees, Trustees and
Officers compensation
----------------------------------------------------------------------------------------------------------------------
Control persons, principal holders of             III.     Management of the Trust and the Funds:
securities and management ownership
                                                           A. Trustees and Officers: Control Persons and
                                                              Principal Holders of Securities
----------------------------------------------------------------------------------------------------------------------
Investment advisory and other services            III.     Management of the Trust and the Funds:

                                                           B. Investment Adviser
                                                           C. Distributor
                                                           D. Administrator, Transfer Agent and Dividend
                                                              Paying Agent

                                                  IX.      Custodian, Counsel and Independent Accountants
----------------------------------------------------------------------------------------------------------------------
Brokerage allocation and other practices          VI.      Portfolio Transactions
----------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                     X.       Description of the Trust
----------------------------------------------------------------------------------------------------------------------
Purchase, redemption and pricing of shares        IV.      Purchase, Redemption and Determination of Net Asset Value

                                                  V.       Special Redemptions
----------------------------------------------------------------------------------------------------------------------
Taxation of the Funds                             VIII.    Dividends, Distributions and Taxes
----------------------------------------------------------------------------------------------------------------------
Underwriters                                      III.     Management of the Trust and the Funds:

                                                           C. Distributor
----------------------------------------------------------------------------------------------------------------------
Calculation of performance data                   VII.     Performance Information

                                                           A. Total Return
                                                           B. Non-Standardized Total Return
                                                           C. Other Information Concerning Fund Performance
----------------------------------------------------------------------------------------------------------------------
Financial statements                              XII.     Financial Statements

                                                           This section incorporates by
                                                           reference the Funds' annual
                                                           report dated December 31, 2001.
----------------------------------------------------------------------------------------------------------------------

                                                         KOBREN GROWTH FUND
                                                     KOBREN MODERATE GROWTH FUND
                                       PROFORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2001

             SHARES                                                                            MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            KOBREN
 KOBREN    MODERATE                                                                       KOBREN
 GROWTH     GROWTH                                                         KOBREN         MODERATE       PROFORMA
 FUND        FUND     PROFORMA        DESCRIPTION                        GROWTH FUND     GROWTH FUND     ADJUSTMENT      PROFORMA
-----------------------------------------------------------------------------------------------------------------------------------
                                 MID CAP VALUE - 26.80%
138,378    47,052      185,430   Longleaf Partners Fund                  $ 3,391,654     $ 1,153,244      $     -       $ 4,544,898
354,764    96,566      451,330   Oakmark Fund - Class I                   12,512,530       3,405,871            -        15,918,401
    574       574        1,148   Oakmark Select Fund - Class I                15,643          15,644            -            31,287
                                                                        -----------------------------------------------------------
                                                                          15,919,827       4,574,759            -        20,494,586
                                                                        -----------------------------------------------------------
                                 LARGE CAP GROWTH - 21.40%
149,445    64,995      214,440   Fidelity Blue Chip Growth Fund            6,417,174       2,790,884            -         9,208,058
308,196   200,664      508,860   Marsico Growth & Income Fund              4,333,231       2,821,333            -         7,154,564
                                                                        -----------------------------------------------------------
                                                                          10,750,405       5,612,217            -        16,362,622
                                                                        -----------------------------------------------------------
                                 LARGE CAP VALUE - 11.87%
121,741         -      121,741   Fidelity Equity Income Fund               5,937,291               -            -         5,937,291
134,610         -      134,610   Fidelity Select Energy Portfolio          3,140,455               -            -         3,140,455
                                                                        -----------------------------------------------------------
                                                                           9,077,746               -            -         9,077,746
                                                                        -----------------------------------------------------------
                                 MID CAP GROWTH - 7.22%
169,789         -      169,789   Fidelity Select Medical Equipment &
                                 Systems Fund                              2,811,699               -            -         2,811,699
245,036         -      245,036   MFS Mid Cap Growth Fund                   2,685,594               -            -         2,685,594
    697         -          697   RS Emerging Growth Fund                      22,322               -            -            22,322
                                                                        -----------------------------------------------------------
                                                                           5,519,615               -            -         5,519,615
                                                                        -----------------------------------------------------------
                                 LARGE CAP BLEND - 7.62%
189,446    16,144      205,590   Fidelity Dividend Growth Fund             5,367,016         457,349            -         5,824,365
                                                                        -----------------------------------------------------------

                                 SMALL CAP VALUE - 10.91%
234,073   150,505      384,578   Longleaf Partners Small Cap Fund          5,074,709       3,262,958            -         8,337,667
                                                                        -----------------------------------------------------------

                                 BOND -  13.96%
      -   268,706      268,706   PIMCo High Yield Inst'l Fund                      -       2,515,084            -         2,515,084
348,840   452,796      801,636   PIMCo Real Return Inst'l Fund             3,551,194       4,609,463            -         8,160,657
                                                                        -----------------------------------------------------------
                                                                           3,551,194       7,124,547            -        10,675,741
                                                                        -----------------------------------------------------------

                                 MONEY MARKET FUND - 0.38%
185,091   106,086      291,177   Dreyfus Cash Mgmt. Plus Fund                185,091         106,086            -           291,177
                                                                        -----------------------------------------------------------
                                 TOTAL MUTUAL FUNDS                      $55,445,603      21,137,916            -        76,583,519
                                                                        -----------------------------------------------------------
                                 (COST $51,563,751 AND $20,375,365)

                                 TOTAL INVESTMENTS
                                 (COST $51,563,751 AND $20,375,365*)      55,445,603      21,137,916            -        76,583,519

                                 LIABILITIES IN EXCESS OF CASH AND
                                 OTHER ASSETS                               (111,054)        (13,854)       1,632          (123,276)
                                                                        -----------------------------------------------------------

                                 TOTAL NET ASSETS                        $55,334,549     $21,124,062      $ 1,632      $ 76,460,243
                                                                        -----------------------------------------------------------

---------------------------------------------------------------
* Cost for Federal income tax purposes is $72,125,168.

                                                         KOBREN GROWTH FUND
                                                     KOBREN MODERATE GROWTH FUND
                                 PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                                          DECEMBER 31, 2001
                                                             ---------------------------------------------------------------------
                                                                                 KOBREN                                PROFORMA
                                                                 KOBREN          MODERATE            PROFORMA          COMBINED
                                                              GROWTH FUND       GROWTH FUND         ADJUSTMENT          (N0TE 1)
                                                             ---------------------------------------------------------------------
Assets:
Investments, at value                                        $ 55,445,603       $21,137,916        $       -           $76,583,519
Dividends receivable                                                6,010            28,215                -                34,225
Receivable for fund shares sold                                     1,383               765                -                 2,148
Prepaid expenses and other assets                                  13,386             4,140                -                17,526
                                                             ---------------------------------------------------------------------
        Total assets                                           55,466,382        21,171,036                -            76,637,418
                                                             ---------------------------------------------------------------------

LIABILITIES:
Payable for fund shares redeemed                                   58,315            10,447                -                68,762
Investment advisory fee payable                                    31,017             7,580                -                38,597
Accrued Trustees' fees and expenses                                 4,329             2,011                -                 6,340
Accrued expenses and other payables                                38,172            26,936           (1,632) (a)           63,476
                                                             ---------------------------------------------------------------------
        Total liabilities                                         131,833            46,974           (1,632)              177,175
                                                             ---------------------------------------------------------------------

NET ASSETS:                                                  $ 55,334,549       $21,124,062        $   1,632           $76,460,243
                                                             ---------------------------------------------------------------------

Investments, at cost                                         $ 51,563,751       $20,375,365        $       -           $71,939,116
                                                             ---------------------------------------------------------------------

NET ASSETS CONSISTS OF:
Undistributed net investment income                          $          -       $         -        $   1,632               $ 1,632
Accumulated net realized loss on investments sold              (1,724,260)         (572,538)               -            (2,296,798)
Net unrealized appreciation of investments                      3,881,852           762,551                -             4,644,403
Par value (Shares of beneficial interest, $0.001 per share)         4,866             2,057                -                 6,923
Paid-in capital in excess of par value                         53,172,091        20,931,992                -            74,104,083
                                                             ---------------------------------------------------------------------
NET ASSETS                                                   $ 55,334,549       $21,124,062        $   1,632           $76,460,243
                                                             ---------------------------------------------------------------------

NET ASSETS                                                   $ 55,334,549       $21,124,062        $   1,632            76,460,243
SHARES OUTSTANDING                                              4,866,400         2,057,276         (199,376) (b)        6,724,300

Net asset value, offering and redemption price per share     $      11.37       $     10.27            N/A                 $ 11.37
                                                             ---------------------------------------------------------------------

(a) Reflects expected savings of duplicative costs.
(b) Reflects net effect of combining existing Kobren Moderate Growth Fund into the Kobren Growth Fund.

                                                         KOBREN GROWTH FUND
                                                     KOBREN MODERATE GROWTH FUND
                                       PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                                                FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                 KOBREN GROWTH FUND
                                                                                            KOBREN MODERATE GROWTH FUND
                                                             ---------------------------------------------------------------------
                                                                                KOBREN                                PROFORMA
                                                                KOBREN          MODERATE            PROFORMA          COMBINED
                                                             GROWTH FUND       GROWTH FUND         ADJUSTMENT          (N0TE 1)
                                                             ---------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                    $   386,907       $   429,452        $       -           $   816,359
Interest                                                               -             7,609                -                 7,609
                                                             ---------------------------------------------------------------------
        Total investment income                                  386,907           437,061                -               823,968
                                                             ---------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                          452,786           212,244                -               665,030
Administration fees                                               67,500            67,500          (67,500) (a)           67,500
Transfer agent fees                                               49,231            39,622          (31,967) (b)           56,886
Custodian fees                                                     3,026             3,023           (3,023) (b)            3,026
Professional fees                                                 20,705             9,697           (9,675) (b)           20,727
Trustees' fees and expenses                                       14,275             6,532                -                20,807
Registration and filing fees                                      14,587            13,758          (14,379) (b)           13,966
Amortization of organization costs                                 4,003             2,003                                  6,006
Other                                                             23,201            10,748           (2,823) (b)           31,126
                                                             ---------------------------------------------------------------------
        Total expenses                                           649,314           365,127         (129,367)              885,074
Expenses reimbursed by investment adviser                        (45,600)          (82,135)         127,735  (c)                -
Other reductions                                                 (24,879)           (7,533)               -               (32,412)
                                                             ---------------------------------------------------------------------
        Net expenses                                             578,835           275,459           (1,632)              852,662
                                                             ---------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                    (191,928)          161,602            1,632               (28,694)
                                                             ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from security transactions                  (2,192,087)         (811,416)               -            (3,003,503)
Short term capital gain distributions received                    26,417            35,002                -                61,419
Long term capital gain distributions received                    709,196           366,285                -             1,075,481
Change in unrealized depreciation of securities               (3,171,868)       (2,568,673)               -            (5,740,541)
                                                             ---------------------------------------------------------------------
Net realized and unrealized loss on investments               (4,628,342)       (2,978,802)               -            (7,607,144)
                                                             ---------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(4,820,270)      $(2,817,200)       $   1,632           $(7,635,838)
                                                             =====================================================================

(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings of duplicative costs.
(c) Reflects adjustment to the acquired fund's contractual expense limitation.

                               KOBREN GROWTH FUND
                           KOBREN MODERATE GROWTH FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)

1.       BASIS OF COMBINATION

The Kobren Funds, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a no-load, open-end management investment company. As of December 31, 2001, the Trust offered three managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of December 31, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of January 1, 2001. These statements have been derived from books and records utilized in calculating the net asset value of each fund at December 31, 2001 and for the year then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Kobren Moderate Growth Fund in exchange for shares of the Kobren Growth Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Kobren Moderate Growth Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization. The Kobren Moderate Growth Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the year ended December 31, 2001, the Kobren Growth Fund's investment advisory fee was computed based on the annual rate of 0.75% of its average daily net assets. The administration fee was computed based on the minimum annual rate of $67,500.

2.       SECURITY VALUATION

The underlying funds are valued according to their stated net asset value. Each Fund's other investment securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there are no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

3.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the Kobren Growth Fund that would have been issued at December 31, 2001 in connection with the proposed reorganization. The pro forma number of shares outstanding of 6,724,300 consists of 1,857,900 shares assumed issued in the reorganization plus 4,866,400 shares of the Kobren Growth Fund at December 31, 2001.

4.       PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Kobren Moderate Growth Fund was included in the Kobren Growth Fund for the period January 1, 2001 to December 31, 2001. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Kobren Growth Fund based upon the combined net assets of the Kobren Moderate Growth Fund and Kobren Growth Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at December 31, 2001.

5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the Kobren Funds will be paid by each Fund. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage;
(c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements at this time.

                                     PART C:
                                OTHER INFORMATION

Item 15. Indemnification.

The response to this Item 15 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1 (Accession No. 0000927405-96-000432) to the Registrant's Registration Statement on Form N-1A as filed with the SEC on November 8, 1996.

Item 16.   Exhibits.

(1)(a)(i) Declaration of Trust is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-12075, 811-07813) as filed with the SEC on September 16, 1996 (Accession No. 0000927405-96-000374)(the "Form N-1A Registration Statement").

   (a)(ii) Amendment to the Declaration of Trust on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(a) of Post-Effective Amendment No. 9 to the Form N-1A Registration Statement as filed with the SEC on December 17, 1998 (Accession No. 0000927405-98-000378) ("Post-Effective Amendment No. 9").

(2) By-Laws are incorporated by reference to Exhibit 2 of the Form N-1A Registration Statement.

(3)     Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)     Not Applicable.

(6)(a) Investment Advisory Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2 to the Form N-1A Registration Statement filed with the SEC on April 22, 1998 (Accession No.
        0000927405-98-000133) ("Post-Effective Amendment No. 2").

   (b) Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

   (c) Form of Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Growth Fund and Kobren Moderate Growth Fund is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 12 to the Form N-1A Registration Statement filed with the SEC on April 30, 1999 (Accession No.
        0000927405-99-000161) ("Post-Effective Amendment No. 12").

   (d) Subadvisory Agreement with Delphi Management, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

(7)(a) Distribution Agreement with Kobren Insight Brokerage, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

   (b) Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to
        Exhibit 23(e) of Post-Effective Amendment No. 9.

   (c) Form of Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Growth Fund is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 12.

(8)     Not Applicable.

(9)(a) Custody Agreement with Boston Safe Deposit and Trust Company dated November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

    (b) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

    (c) Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 2.

    (d) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to Exhibit 23(g) of Post-Effective Amendment No. 5 to the Form N-1A Registration Statement as filed with the SEC on October 27, 1998 (Accession No. 0000927405-97-000313) ("Post-Effective
        Amendment No. 5").

(10)(a) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 5.

    (b) Plan pursuant to Rule 18f-3 on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No. 5.

   (11) Opinion of Hale and Dorr LLP concerning legality of shares of Kobren Growth Fund is filed herewith.

   (12) Form of opinion of Hale and Dorr LLP concerning the tax matters and consequences to shareholders of the reorganization discussed in the prospectus is filed herewith.

(13)(a) Transfer Agency Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Form N-1A Registration Statement as filed with the SEC on June 13, 1997 (Accession No.
        0000927405-97-000202) ("Post-Effective Amendment No. 1").

    (b) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. dated June 30, 1998 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Form N-1A Registration Statement as filed with the SEC on September 4, 1998 (Accession No. 0000927405-98-000293) ("Post-Effective Amendment No. 3").

    (c) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

    (d) Administration Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 1.

    (e) Amendment to Administration Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

   (14) Consents of Independent Accountants is filed herewith.

   (15) Not Applicable.

   (16) Power of attorney is filed herewith.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, KOBREN INSIGHT FUNDS, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wellesley, and Commonwealth of Massachusetts on the 15th day of February, 2002.

                                                  KOBREN INSIGHT FUNDS


                                                  By: /s/ Eric M. Kobren
                                                      Eric M. Kobren, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

---------------------------------------- -------------------------------------------------- --------------------------
              Signatures                                       Title                                  Date
---------------------------------------- -------------------------------------------------- --------------------------

/s/ Eric M. Kobren                       President, Chairman of the Board and Trustee       February 15, 2002
-----------------------                  (Chief Executive Officer)
Eric M. Kobren

---------------------------------------- -------------------------------------------------- --------------------------

/s/ Eric J. Godes                        Treasurer, Chief Financial Officer and Chief       February 15, 2002
-----------------------                  Accounting Officer
 Eric J. Godes

---------------------------------------- -------------------------------------------------- --------------------------

/s/ Edward B. Bloom                      Trustee                                            February 15, 2002
-----------------------
Edward B. Bloom

---------------------------------------- -------------------------------------------------- --------------------------

/s/ Michael P. Castellano                Trustee                                            February 15, 2002
-----------------------
Michael P. Castellano
---------------------------------------- -------------------------------------------------- --------------------------

/s/ Arthur Dubroff                       Trustee                                            February 15, 2002
-----------------------
Arthur Dubroff
---------------------------------------- -------------------------------------------------- --------------------------

/s/ Robert I. Goldfarb                   Trustee                                            February 15, 2002
-----------------------
Robert I. Goldfarb
---------------------------------------- -------------------------------------------------- --------------------------

/s/ Stuart J. Novick                     Trustee                                            February 15, 2002
-----------------------
Stuart J. Novick
---------------------------------------- -------------------------------------------------- --------------------------

                                  EXHIBIT INDEX

Exhibit
Number           Description

(11) Opinion of Hale and Dorr LLP concerning legality of shares of Kobren Growth Fund

(12) Form of opinion of Hale and Dorr LLP concerning tax matters and consequences to shareholders of the reorganization

(14)             Consents of Independent Accountants

(16)             Power of attorney